PHOENIX INVESTMENT PARTNERS
                                SEMIANNUAL REPORT
                                                                    MAY 31, 2000

ABERDEEN            PHOENIX-ABERDEEN
                    INTERNATIONAL FUND


DUFF&PHELPS         PHOENIX-DUFF & PHELPS
                    REAL ESTATE SECURITIES
                    FUND


GOODWIN             PHOENIX-GOODWIN
                    EMERGING MARKETS
                    BOND FUND

                    PHOENIX-GOODWIN
                    TAX-EXEMPT BOND FUND


SENECA              PHOENIX-SENECA
                    TAX SENSITIVE
                    GROWTH FUND


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

   We are pleased to provide this financial summary for Phoenix-Aberdeen International Fund, Phoenix-Duff & Phelps Real Estate Securities Fund, Phoenix-Goodwin Emerging Markets Bond Fund, Phoenix-Goodwin Tax-Exempt Bond Fund and Phoenix-Seneca Tax Sensitive Growth Fund for the six months ended May 31, 2000.

   If you have any questions, please call your financial advisor or contact a Phoenix customer service representative at 1-800-243-1574 between 8:00 a.m. and 6:00 p.m. Eastern Time, Monday through Friday. You may also review your account, check your balance, purchase or exchange shares, as well as order literature and forms online at WWW.PHOENIXINVESTMENTS.COM.

Sincerely,

/S/PHILIP R. MCLOUGHLIN
Philip R. McLoughlin

MAY 31, 2000


Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

TABLE OF CONTENTS

Phoenix-Aberdeen International Fund ........................................  3

Phoenix-Duff & Phelps Real Estate Securities Fund .......................... 12

Phoenix-Goodwin Emerging Markets Bond Fund ................................. 17

Phoenix-Goodwin Tax-Exempt Bond Fund ....................................... 24

Phoenix-Seneca Tax Sensitive Growth Fund ................................... 30

Notes to Financial Statements .............................................. 35

PHOENIX-ABERDEEN INTERNATIONAL FUND

                           INVESTMENTS AT MAY 31, 2000
                                   (UNAUDITED)

                                                         SHARES     VALUE
                                                        -------  ------------

COMMON STOCKS--0.5%

UNITED STATES--0.5%
MIH Ltd. (Broadcasting (Television,
Radio & Cable))(b) .................................      8,500  $    279,172
Viatel, Inc. (Telecommunications (Long Distance))(b)     23,997       598,425

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $1,523,478)                                          877,597
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--95.6%

ARGENTINA--0.1%
PC Holdings SA ADR (Financial (Diversified)) .......      9,000       141,750

AUSTRALIA--1.3%
Australian Gas Light Co., Ltd. (Natural Gas) .......    200,000     1,041,726
QBE Insurance Group Ltd. (Insurance
(Property-Casualty)) ...............................    298,000     1,132,252
                                                                 ------------
                                                                    2,173,978
                                                                 ------------

BELGIUM--0.4%
Dexia Strips (Banks (Major Regional))(b) ...........      5,031           233
Dexia (Banks (Major Regional)) .....................      4,838       651,928
                                                                 ------------
                                                                      652,161
                                                                 ------------

BRAZIL--0.6%
Aracruz Celulose SA ADR (Paper & Forest Products) ..     15,000       251,250
Companhia Cervejaria Brahma ADR
(Beverages (Alcoholic)) ............................      7,600       110,200
Tele Centro Sul Participacoes SA ADR
(Telecommunications (Long Distance)) ...............      4,500       270,000
Tele Norte Leste Participacoes SA ADR
(Telecommunications (Long Distance)) ...............     16,756       328,837
                                                                 ------------
                                                                      960,287
                                                                 ------------

CANADA--4.1%
Nortel Networks, Corp
(Communications Equipment) .........................    130,000     7,060,625

CHILE--0.1%
Companhia de Telecomunicaciones de Chile SA ADR
(Telecommunications (Long Distance)) ...............      8,500       167,875

DENMARK--0.4%
Danisco A/S (Foods) ................................     18,965       680,812



                                                         SHARES     VALUE
                                                        -------  ------------

FINLAND--3.5%
Helsingin Puhelin Oyj (Telephone) ..................      9,443  $    665,567
Nokia Oyj (Communications Equipment) ...............     86,560     4,479,401
Sonera Oyj (Telephone) .............................      9,400       473,365
Stora Enso Oyj (Paper & Forest Products) ...........     42,000       393,404
                                                                 ------------
                                                                    6,011,737
                                                                 ------------

FRANCE--11.4%
Air Liquide SA (Chemicals (Specialty)) .............      6,483       904,859
Alcatel SA (Communications Equipment) ..............     23,535     1,294,307
Axa (Insurance (Multi-Line)) .......................     10,807     1,583,546
Cap Gemini SA (Services (Data Processing)) .........      5,543     1,032,745
Carrefour SA (Retail (Food Chains)) ................     13,010       915,169
Castorama Dubois Investissement SA
(Retail (Building Supplies)) .......................      5,925     1,489,108
Euler SA (Financial (Diversified))(b) ..............      6,400       311,607
Groupe Danone (Foods) ..............................      3,400       791,761
Lafarge SA (Construction (Cement & Aggregates)) ....     17,051     1,312,491
Renault SA (Automobiles) ...........................     19,429       909,935
Rhone-Poulenc Class A (Chemicals (Diversified)) ....     25,300     1,635,392
STMicroelectronics NV (Electronics (Semiconductors))     16,983     1,006,430
Schneider Electric SA (Electrical Equipment) .......     15,872     1,050,989
Suez Lyonnaise des Eaux SA (Engineering &
Construction) ......................................      3,775       630,170
Total Fina Elf (Oil & Gas (Refining & Marketing)) ..     14,998     2,349,262
Usinor SA (Iron & Steel) ...........................     30,000       358,905
Valeo SA (Auto Parts & Equipment) ..................     10,948       551,319
Vivendi (Manufacturing (Diversified)) ..............     11,693     1,247,074
                                                                 ------------
                                                                   19,375,069
                                                                 ------------

GERMANY--4.7%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line)) ...........................      3,168     1,137,011
Bayerische Hypo- und Vereinsbank AG
(Banks (Major Regional)) ...........................     16,658     1,076,773
Bayerische Motoren Werke AG (Automobiles) ..........     27,600       826,761
Deutsche Bank AG Registered Shares
(Banks (Major Regional)) ...........................     21,474     1,648,966
Deutsche Telekom AG Registered Shares
(Telephone) ........................................      7,498       465,896
Muenchener Rueckversicherungs-Gesellschaft AG
Vinkulierte Registered Shares (Insurance
(Multi-Line)) ......................................      5,363     1,566,703
RWE AG (Manufacturing (Diversified)) ...............     17,420       636,521
Viag AG (Manufacturing (Diversified)) ..............     29,914       608,944
                                                                 ------------
                                                                    7,967,575
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND
                                                         SHARES     VALUE
                                                        -------  ------------

GREECE--0.3%
Hellenic Telecommunications Organization SA
(Telephone) ........................................     22,760  $    557,613

HONG KONG--2.2%
Cheung Kong (Holdings) Ltd. (Financial (Diversified))    40,000       365,760
Swire Pacific Ltd. Class B (Manufacturing
(Diversified)) .....................................    4,150,000   3,328,735
                                                                 ------------
                                                                    3,694,495
                                                                 ------------

HUNGARY--0.2%
Magyar Tavkozlesi Rt ADR (Telecommunications
(Long Distance)) ...................................     11,640       397,215

INDIA--1.2%
BSES Ltd. GDR (Electric Companies)(b) ..............     30,000       565,500
Gas Authority of India Ltd. GDR (Oil & Gas (Refining
& Marketing)) ......................................     40,000       223,000
Mahanagar Telephone Nigam Ltd. GDR (Telephone) .....    115,000     1,175,875
                                                                 ------------
                                                                    1,964,375
                                                                 ------------

INDONESIA--0.3%
PT Indonesian Satellite Corp. Tbk ADR
(Telecommunications (Long Distance)) ...............     41,000       438,188
PT Indonesian Satellite Corp. Tbk. (Telephone) .....    110,000       119,732
                                                                 ------------
                                                                      557,920
                                                                 ------------

ISRAEL--0.2%
Bank Hapoalim Ltd. (Banks (Major Regional)) ........    121,000       347,633

ITALY--2.2%
Banca Intesa SPA (Banks (Major Regional)) ..........    386,852       800,052
San Paolo - IMI SPA (Banks (Major Regional)) .......     49,958       727,400
Telecom Italia Mobile SPA (Telephone) ..............     84,104       871,241
Telecom Italia SPA (Telephone) .....................    100,459     1,378,856
                                                                 ------------
                                                                    3,777,549
                                                                 ------------

JAPAN--17.4%
Canon, Inc. (Office Equipment & Supplies) ..........     48,000     2,211,097
Circle K Japan Co., Ltd. (Retail (Food Chains)) ....     34,000     1,326,213
Dai Nippon Printing Co., Ltd. (Specialty Printing) .    125,000     2,132,574
Fuji Photo Film Co., Ltd. (Photography/Imaging) ....     45,000     1,571,395
Hitachi Credit Corp. (Consumer Finance) ............     63,000     1,550,498
Ito-Yokado Co., Ltd. (Retail (Food Chains)) ........     19,000     1,127,559
Kao Corp. (Household Products (Non-Durable)) .......     63,000     1,913,257
Mabuchi Motor Co., Ltd. (Electrical Equipment) .....     12,000     1,249,314
NTT DoCoMo, Inc. (Telecommunications
(Cellular/Wireless)) ...............................        400     1,032,737
Nikko Securities Co., Ltd. (The) (Investment
Banking/Brokerage) .................................    160,000     1,482,981
Nippon Telegraph & Telephone Corp. (Telephone) .....        850     1,010,448



                                                         SHARES      VALUE
                                                        -------  ------------

JAPAN--CONTINUED
Rinnai Corp. (Household Furnishings & Appliances) ..    100,000  $  2,163,918
Rohm Co., Ltd. (Electronics (Semiconductors)) ......      5,300     1,653,865
Sankyo Co., Ltd. (Health Care (Drugs-Major
Pharmaceuticals)) ..................................     95,000     2,192,476
Sanwa Bank Ltd. (The) (Banks (Major Regional)) .....    175,000     1,459,484
Secom Co., Ltd. (Services (Commercial &
Consumer)) .........................................     14,000       949,152
Sharp Corp. (Household Furnishings & Appliances) ... 85,000 1,531,460 Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty)) .......................................     35,000     1,716,275
Suzuki Motor Corp. (Automobiles) ...................    120,000     1,476,665
                                                                 ------------
                                                                   29,751,368
                                                                 ------------

MALAYSIA--0.8%
Carlsberg Brewery Malaysia Berhad (Beverages
(Alcoholic)) .......................................    150,000       513,154
Malaysian Oxygen Berhad (Chemicals (Specialty)) ....    175,000       543,417
Sime UEP Properties Berhad (Financial (Diversified))    282,000       374,760
                                                                 ------------
                                                                    1,431,331
                                                                 ------------

MEXICO--0.8%
Cemex SA de CV ADR (Construction (Cement
& Aggregates)) .....................................     15,000       317,813
Fomento Economico Mexicano SA de CV ADR
(Beverages (Alcoholic)) ............................      7,000       266,438
Grupo Televisa SA GDR (Broadcasting (Television,
Radio & Cable))(b) .................................      3,000       167,063
Telefonos de Mexico SA ADR Series L
(Telecommunications (Long Distance)) ...............     11,000       535,563
                                                                 ------------
                                                                    1,286,877
                                                                 ------------

NETHERLANDS--8.5%
ASM Lithography Holding NV (Equipment
(Semiconductors)) ..................................     24,384       892,340
Elsevier NV (Publishing) ...........................     43,359       404,525
Equant NV (Services (Data Processing)) .............     12,230       531,493
Fortis (NL) NV (Financial (Diversified)) ...........     24,874       650,524
Gucci Group (Textiles (Apparel)) ...................      9,600       823,979
Heineken NV (Beverages (Alcoholic)) ................     26,103     1,332,650
IHC Caland NV (Oil & Gas (Drilling & Equipment)) ...     25,867     1,159,874
ING Groep NV (Financial (Diversified)) .............     19,165     1,139,470
KPN NV (Telephone)(b) ..............................     11,154     1,001,324
Koninklijke (Royal) Philips Electronics NV
(Electronics (Component Distributors)) .............     26,236     1,164,498
Koninklijke Ahold NV (Retail (Food Chains)) ........     25,400       713,748
Royal Dutch Petroleum Co. (Oil (Domestic
Integrated)) .......................................     21,426     1,312,051
United Pan-Europe Communications NV (Broadcasting
(Television, Radio & Cable)) .......................     47,273     1,217,468

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                                                         SHARES      VALUE
                                                        -------  ------------

NETHERLANDS--CONTINUED
VNU NV (Publishing) ................................      22,904  $  1,161,896
Versatel Telecom International NV (Telecommunications
(Long Distance))(b) ................................      21,900       786,002
Wolters Kluwer NV (Publishing) .....................      11,400       277,102
                                                                  ------------
                                                                    14,568,944
                                                                  ------------

PHILIPPINES--0.3%
Ayala Land, Inc. (Financial (Diversified)) .........   4,212,000       483,911

POLAND--0.2%
Elektrim Spolka Akcyjna SA (Distributors (Food &
Health)) ...........................................      28,800       377,017

SINGAPORE--0.8%
Singapore Airlines Ltd. (Airlines) .................      80,000       697,009
United Overseas Bank Ltd. (Banks (Major
Regional)) .........................................     116,504       631,888
                                                                  ------------
                                                                     1,328,897
                                                                  ------------

SOUTH AFRICA--0.3%
BoE Ltd. (Financial (Diversified)) .................     339,520       207,173
De Beers (Metals Mining) ...........................      16,324       353,432
RMB Holdings Ltd. (Financial (Diversified)) ........      23,375        34,064
                                                                  ------------
                                                                       594,669
                                                                  ------------

SOUTH KOREA--0.8%
Kookmin Bank (Banks (Major Regional)) ..............      33,013       353,658
Pohang Iron & Steel Co., Ltd. (Iron & Steel) .......      12,700       987,590
                                                                  ------------
                                                                     1,341,248
                                                                  ------------

SPAIN--3.6%
Altadis SA (Tobacco) ...............................      82,900     1,208,580
Amadeus Global Travel Distribution SA (Services
(Employment))(b) ...................................      40,025       370,079
Banco Popular Espanol SA (Banks (Major Regional)) ..      28,608       910,018
Banco Santander Central Hispano SA
(Banks (Major Regional)) ...........................      45,925       447,631
Endesa SA (Electric Companies) .....................      20,700       426,563
Groupo Dragados SA (Engineering & Construction) ....      60,155       441,840
Repsol YPF SA (Oil & Gas (Refining & Marketing)) ...      44,919       952,719
Telefonica SA (Telephone) ..........................      66,405     1,354,852
                                                                  ------------
                                                                     6,112,282
                                                                  ------------

SWEDEN--5.3%
ABB Ltd. (Electrical Equipment) ....................       6,135       748,748
Assa Abloy AB Class B (Machinery (Diversified)) ....      29,000       556,637
Electrolux AB Class B (Household Furnishings &
Appliances) ........................................      42,771       721,309
Skandia Forsakrings AB (Insurance (Life/Health)) ...      43,442     1,108,577



                                                         SHARES      VALUE
                                                      ----------  ------------

SWEDEN--CONTINUED
Skandinaviska Enskilda Banken Class A (Banks
(Major Regional)) ..................................      69,967  $    760,760
Svenska Handlesbanken AB Class A (Banks (Major
Regional)) .........................................      96,100     1,354,114
Tele1 Europe Holding AB (Telephone)(b) .............      29,440       354,402
Telefonaktiebolaget LM Ericsson (Communications
Equipment) .........................................     165,808     3,357,350
                                                                  ------------
                                                                     8,961,897
                                                                  ------------

SWITZERLAND--4.6%
Credit Suisse Group Registered Shares (Banks
(Major Regional)) ..................................       4,427       822,722
Nestle SA Registered Shares (Foods) ................         765     1,453,283
Novartis AG Registered Shares (Health Care
(Drugs-Major Pharmaceuticals)) .....................       1,017     1,494,009
Roche Holding AG (Health Care (Drugs-Major
Pharmaceuticals)) ..................................         166     1,743,255
UBS AG Registered Shares (Banks (Major
Regional)) .........................................      12,786     1,718,011
Zurich Allied AG (Financial (Diversified)) .........       1,204       589,573
                                                                  ------------
                                                                     7,820,853
                                                                  ------------

TAIWAN--0.1%
Standard Foods Taiwan Ltd. GDR (Foods) .............      62,154       194,231

THAILAND--0.3%
BEC World Public Co., Ltd. (Entertainment) .........      70,000       428,516

TURKEY--0.1%
Yapi ve Kredi Bankasi AS (Banks (Major Regional)) ..  17,052,728       210,196

UNITED KINGDOM--18.5%
3i Group PLC (Investment Banking/Brokerage) ........      67,085     1,269,444
AstraZeneca Group PLC (Health Care (Drugs-Major
Pharmaceuticals)) ..................................      34,239     1,442,170
BAE Systems PLC (Aerospace/Defense) ................      83,869       525,881
BG Group PLC (Natural Gas) .........................      72,268       433,156
BOC Group PLC (Chemicals (Specialty)) ..............      21,297       299,227
BP Amoco PLC (Oil (Domestic Integrated)) ...........     289,644     2,634,387
Bank of Scotland (Banks (Major Regional)) ..........      73,882       695,719
Barclays PLC (Banks (Major Regional)) ..............      22,390       581,980
Bass PLC (Beverages (Alcoholic)) ...................      40,758       445,333
Berkeley Group PLC (The) (Homebuilding) ............      40,339       337,048
British American Tobacco PLC (Tobacco) .............      56,845       332,218
British Telecommunications PLC (Telephone) .........     112,208     1,625,182
CGNU PLC (Insurance (Life/Health)) .................      34,920       530,301
COLT Telecom Group PLC (Telephone)(b) ..............      10,700       377,282
Cable & Wireless PLC (Telephone) ...................      50,805       846,712
Capital Radio PLC (Broadcasting (Television, Radio
& Cable)) ..........................................      14,140       268,415
Carlton Communications PLC (Entertainment) .........      50,000       593,396

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND
                                                        SHARES      VALUE
                                                     ----------  ------------

UNITED KINGDOM--CONTINUED
CMG PLC (Services (Data Processing)) ...............     30,400  $    410,773
Compass Group PLC (Services (Commercial &
Consumer)) .........................................     24,852       278,226
Daily Mail and General Trust (Publishing
(Newspapers)) ......................................     16,800       258,643
Dixons Group PLC (Retail (Computers &
Electronics)) ......................................     50,761       240,137
FirstGroup PLC (Services (Commercial &
Consumer)) .........................................     99,803       340,866
Glaxo Wellcome PLC (Health Care (Drugs-Major
Pharmaceuticals)) ..................................     63,369     1,790,165
Granada Group PLC (Restaurants) ....................     44,347       393,073
HSBC Holdings PLC (Financial (Diversified)) ........    107,300     1,183,615
Hilton Group PLC (Gaming, Lottery & Pari-mutuel
Companies) .........................................    117,902       435,284
Invensys PLC (Machinery (Diversified)) .............    111,147       382,103
Legal & General Group PLC (Insurance
(Multi-Line)) ......................................    257,622       646,914
Lloyds TSB Group PLC (Financial (Diversified)) .....     84,525       914,699
Logica PLC (Services (Data Processing)) ............     46,943     1,255,265
Marconi PLC (Manufacturing (Diversified)) ..........     26,000       312,841
RMC Group PLC (Construction (Cement &
Aggregates)) .......................................     23,804       298,159
Reuters Group PLC (Publishing) .....................     29,128       433,635
Rio Tinto PLC (Metals Mining) ......................     37,937       559,673
Royal & Sun Alliance Insurance Group PLC
(Insurance (Multi-Line)) ...........................     78,961       469,732
Sage Group PLC (The) (Computers (Software &
Services)) .........................................     28,980       280,907
Schroders PLC (Investment Banking/Brokerage) .......     21,241       340,666
Schroders PLC Jersey Shares (Investment
Banking/Brokerage) .................................     21,241        95,247
Serco Group PLC (Services (Commercial &
Consumer)) .........................................     81,318       549,996
Shell Transport & Trading Co. PLC (Oil (Domestic
Integrated)) .......................................    133,370     1,102,895
SmithKline Beecham PLC (Health Care (Drugs-Major
Pharmaceuticals)) ..................................     82,270     1,050,156
Smiths Industries PLC (Aerospace/Defense) ..........     20,452       233,093
Vodafone AirTouch PLC (Telecommunications
(Cellular/Wireless)) ...............................    801,619     3,654,452
WPP Group PLC (Services (Advertising/Marketing)) ...     18,732       227,630
Woolwich PLC (Consumer Finance) ....................     55,069       253,520
                                                                 ------------
                                                                   31,630,216
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $141,594,726)                                    163,011,122
-----------------------------------------------------------------------------



                                                        SHARES      VALUE
                                                     ----------  ------------

RIGHTS--0.0%

SWEDEN--0.0%
Assa Abloy-Rights (Machinery (Diversified))(b) .....     29,000  $      6,178

-----------------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                    6,178
-----------------------------------------------------------------------------

WARRANTS--0.0%

GERMANY--0.0%
Muenchener Rueckversicherungs-Gesellschaft AG
Warrants (Insurance (Multi-Line))(b) ...............        176        13,139
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                   13,139
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.1%
(IDENTIFIED COST $143,118,204)                                    163,908,036
-----------------------------------------------------------------------------


                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)
                                         ----------     ------
SHORT-TERM OBLIGATIONS--3.1%


COMMERCIAL PAPER--3.1%
Koch Industries, Inc. 6.77%, 6/1/00 ......  A-1+         $5,245     5,245,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,245,000)                                        5,245,000
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $148,363,204)                                    169,153,036(a)

Cash and receivables, less liabilities--0.8%                        1,471,604
                                                                 ------------
NET ASSETS--100.0%                                               $170,624,640
                                                                 ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $33,025,621 and gross depreciation of $13,062,636 for federal income tax purposes. At May 31, 2000, the aggregate cost of securities for federal income tax purposes was $149,190,051.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VAUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Aerospace/Defense .........................      0.6%       Investment Banking/Brokerage ..............      1.2%
Airlines ..................................      0.4        Iron & Steel ..............................      0.8
Auto Parts & Equipment ....................      0.3        Machinery (Diversified) ...................      0.6
Automobiles ...............................      2.0        Manufacturing (Diversified) ...............      3.5
Banks (Major Regional) ....................      9.3        Metals Mining .............................      0.6
Beverages (Alcoholic) .....................      1.6        Miscellaneous .............................      0.8
Broadcasting (Television, Radio & Cable) ..      1.2        Natural Gas ...............................      0.9
Chemicals (Diversified) ...................      1.0        Office Equipment & Supplies ...............      1.4
Chemicals (Specialty) .....................      2.1        Oil & Gas (Drilling & Equipment) ..........      0.7
Communications Equipment ..................      9.9        Oil & Gas (Refining & Marketing) ..........      2.1
Computers (Software & Services) ...........      0.2        Oil (Domestic Integrated) .................      3.1
Construction (Cement & Aggregates) ........      1.2        Paper & Forest Products ...................      0.4
Consumer Finance ..........................      1.1        Photography/Imaging .......................      1.0
Distributors (Food & Health) ..............      0.2        Publishing ................................      1.4
Electric Companies ........................      0.6        Publishing (Newspapers) ...................      0.2
Electrical Equipment ......................      1.9        Restaurants ...............................      0.2
Electronics (Component Distributors) ......      0.7        Retail (Building Supplies) ................      0.9
Electronics (Semiconductors) ..............      1.6        Retail (Computers & Electronics) ..........      0.1
Engineering & Construction ................      0.6        Retail (Food Chains) ......................      2.5
Entertainment .............................      0.6        Services (Advertising/Marketing) ..........      0.1
Equipment (Semiconductors) ................      0.5        Services (Commercial & Consumer) ..........      1.3
Financial (Diversified) ...................      3.7        Services (Data Processing) ................      2.0
Foods .....................................      1.9        Services (Employment) .....................      0.2
Gaming, Lottery & Pari-Mutuel Companies ...      0.3        Specialty Printing ........................      1.3
Health Care (Drugs-Major Pharmaceuticals) .      5.9        Telecommunications (Cellular/Wireless) ....      2.9
Homebuilding ..............................      0.4        Telecommunications (Long Distance) ........      1.7
Household Furnishings & Appliances ........      2.7        Telephone .................................      8.0
Household Products (Non-Durable) ..........      1.2        Textiles (Apparel) ........................      0.5
Insurance (Life/Health) ...................      1.0        Tobacco ...................................      0.9
Insurance (Multi-Line) ....................      3.3                                                       -----
Insurance (Property-Casualty) .............      0.7                                                       100.0%
                                                                                                           =====

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $148,363,204)                      $169,153,036
Cash                                                          3,280
Foreign currency at value
   (Identified cost $0)                                          47
Receivables
   Fund shares sold                                       1,476,482
   Investment securities sold                               832,317
   Dividends                                                494,535
   Tax reclaim                                              159,633
Prepaid expenses                                              2,245
                                                       ------------
     Total assets                                       172,121,575
                                                       ------------
LIABILITIES
Payables
   Fund shares repurchased                                  775,467
   Investment securities purchased                          361,066
   Investment advisory fee                                  107,728
   Transfer agent fee                                        79,501
   Distribution fee                                          51,897
   Financial agent fee                                       17,777
   Trustees' fee                                             12,535
Accrued expenses                                             90,964
                                                       ------------
     Total liabilities                                    1,496,935
                                                       ------------
NET ASSETS                                             $170,624,640
                                                       ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $143,081,079
Undistributed net investment loss                        (1,849,877)
Accumulated net realized gain                             8,629,214
Net unrealized appreciation                              20,764,224
                                                       ------------
NET ASSETS                                             $170,624,640
                                                       ============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $144,818,124)     11,068,065
Net asset value per share                                    $13.08
Offering price per share $ 13.08/(1-5.75%)                   $13.88

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $23,454,474)       1,885,890
Net asset value and offering price per share                 $12.44

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,352,042)          189,946
Net asset value and offering price per share                 $12.38



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2000
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                              $ 1,661,964
Interest                                                    95,678
Foreign taxes withheld                                    (160,529)
                                                       -----------
     Total investment income                             1,597,113
                                                       -----------
EXPENSES
Investment advisory fee                                    693,559
Distribution fee, Class A                                  197,653
Distribution fee, Class B                                  124,984
Distribution fee, Class C                                    9,149
Financial agent fee                                         97,838
Transfer agent                                             203,195
Custodian                                                  156,026
Printing                                                    58,822
Registration                                                24,265
Professional                                                23,215
Trustees                                                    12,251
Miscellaneous                                               13,885
                                                       -----------
     Total expenses                                      1,614,842
                                                       -----------
NET INVESTMENT LOSS                                        (17,729)
                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized gain on securities                          9,397,637
Net realized gain on foreign currency transactions         (45,863)
Net change in unrealized appreciation (depreciation)
   on investments                                       (5,201,234)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions      (10,151)
                                                       -----------
NET GAIN ON INVESTMENTS                                  4,140,389
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 4,122,660
                                                       ===========

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                      5/31/00          YEAR ENDED
                                                                                    (UNAUDITED)         11/30/99
                                                                                   --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                                                     $     (17,729)    $     337,148
   Net realized gain (loss)                                                             9,351,774        27,709,290
   Net change in unrealized appreciation (depreciation)                                (5,211,385)        7,604,690
                                                                                    -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          4,122,660        35,651,128
                                                                                    -------------     -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (2,221,793)         (965,436)
   Net investment income, Class B                                                        (186,459)          (53,315)
   Net investment income, Class C                                                         (18,780)             (618)
   Net realized gains, Class A                                                        (23,690,500)      (34,216,232)
   Net realized gains, Class B                                                         (3,891,968)       (3,256,281)
   Net realized gains, Class C                                                           (243,620)               --
                                                                                    -------------     -------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (30,253,120)      (38,491,882)
                                                                                    -------------     -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (9,398,201 and 43,335,908 shares, respectively)      130,582,717       603,284,388
   Net asset value of shares issued from reinvestment of distributions
     (1,745,573 and 2,295,281 shares, respectively)                                    24,106,392        30,104,837
   Cost of shares repurchased (9,926,391 and 46,511,696 shares, respectively)        (138,733,964)     (650,782,676)
                                                                                    -------------     -------------
Total                                                                                  15,955,145       (17,393,451)
                                                                                    -------------     -------------
CLASS B
   Proceeds from sales of shares (1,072,115 and 2,376,201 shares, respectively)        14,197,843        31,785,116
   Net asset value of shares issued from reinvestment of distributions
     (261,427 and 225,595 shares, respectively)                                         3,442,997         2,838,109
   Cost of shares repurchased (1,066,504 and 2,104,335 shares, respectively)          (14,216,667)      (28,370,576)
                                                                                    -------------     -------------
Total                                                                                   3,424,173         6,252,649
                                                                                    -------------     -------------
CLASS C
   Proceeds from sales of shares (156,858 and 89,026 shares, respectively)              2,120,797         1,216,206
   Net asset value of shares issued from reinvestment of distributions
     (16,848 and 29 shares, respectively)                                                 220,882               396
   Cost of shares repurchased (61,400 and 11,415 shares, respectively)                   (812,425)         (166,015)
                                                                                    -------------     -------------
Total                                                                                   1,529,254         1,050,587
                                                                                    -------------     -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           20,908,572       (10,090,215)
                                                                                    -------------     -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                               (5,221,888)      (12,930,969)

NET ASSETS
   Beginning of period                                                                175,846,528       188,777,497
                                                                                    -------------     -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS) OF ($1,849,877) AND $594,884, RESPECTIVELY]                      $ 170,624,640     $ 175,846,528
                                                                                    =============     =============

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                       YEAR ENDED NOVEMBER 30
                                                  5/31/00    --------------------------------------------------------------
                                                (UNAUDITED)    1999          1998         1997         1996        1995
Net asset value, beginning of period             $ 15.33      $ 15.98      $ 13.89      $ 14.48      $ 12.20      $ 12.63
INCOME FROM INVESTMENT OPERATIONS(5)
   Net investment income                            0.01         0.04(1)      0.06(1)      0.03(1)      0.04(1)      0.03(1)
   Net realized and unrealized gain                 0.30         2.49         3.27         1.01         2.28         0.42
                                                 -------      -------      -------      -------      -------      -------
     TOTAL FROM INVESTMENT OPERATIONS               0.31         2.53         3.33         1.04         2.32         0.45
                                                 -------      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.22)       (0.07)          --        (0.29)          --           --
   Dividends from net realized gains               (2.34)       (3.11)       (1.24)       (1.34)       (0.04)       (0.88)
                                                 -------      -------      -------      -------      -------      -------
     TOTAL DISTRIBUTIONS                           (2.56)       (3.18)       (1.24)       (1.63)       (0.04)       (0.88)
                                                 -------      -------      -------      -------      -------      -------
Change in net asset value                          (2.25)       (0.65)        2.09        (0.59)        2.28        (0.43)
                                                 -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                   $ 13.08      $ 15.33      $ 15.98      $ 13.89      $ 14.48      $ 12.20
                                                 =======      =======      =======      =======      =======      =======
Total return(2)                                     1.10%(4)    19.22%       26.17%        8.21%       19.03%        4.12%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $144,818     $151,016     $171,463     $131,338     $135,524     $129,352

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.64%(3)     1.53%        1.37%        1.56%        1.57%        1.70%
   Net investment income                            0.09%(3)     0.27%        0.40%        0.22%        0.33%        0.23%
Portfolio turnover                                    28%(4)       77%         104%         167%         151%         236%

                                                                                 CLASS B
                                                --------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                      YEAR ENDED NOVEMBER 30
                                                  5/31/00    -------------------------------------------------------------
                                                (UNAUDITED)    1999         1998        1997         1996        1995
Net asset value, beginning of period             $ 14.64      $ 15.44      $ 13.56      $ 14.22      $12.07      $12.60
INCOME FROM INVESTMENT OPERATIONS(5)
   Net investment income (loss)                     0.01        (0.07)(1)    (0.05)(1)    (0.08)(1)   (0.05)(1)   (0.07)(1)
   Net realized and unrealized gain                 0.25         2.40         3.17         1.00        2.24        0.42
                                                 -------      -------      -------      -------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS               0.26         2.33         3.12         0.92        2.19        0.35
                                                 -------      -------      -------      -------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.12)       (0.02)          --        (0.24)         --          --
   Dividends from net realized gains               (2.34)       (3.11)       (1.24)       (1.34)      (0.04)      (0.88)
                                                 -------      -------      -------      -------      ------      ------
     TOTAL DISTRIBUTIONS                           (2.46)       (3.13)       (1.24)       (1.58)      (0.04)      (0.88)
                                                 -------      -------      -------      -------      ------      ------
Change in net asset value                          (2.20)       (0.80)        1.88        (0.66)       2.15       (0.53)
                                                 -------      -------      -------      -------      ------      ------
NET ASSET VALUE, END OF PERIOD                   $ 12.44      $ 14.64      $ 15.44      $ 13.56      $14.22      $12.07
                                                 =======      =======      =======      =======      ======      ======
Total return(2)                                     0.78%(4)    18.45%       25.17%        7.37%      18.16%       3.28%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $23,454      $23,694      $17,315      $10,159      $6,955      $3,261

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.39%(3)     2.29%        2.11%        2.31%       2.31%       2.50%
   Net investment income (loss)                    (0.65)%(3)   (0.51)%      (0.34)%      (0.55)%     (0.39)%     (0.61)%
Portfolio turnover                                    28%(4)       77%         104%         167%        151%        236%

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                    CLASS C
                                            ------------------------
                                            SIX MONTHS      FROM
                                               ENDED      INCEPTION
                                              5/31/00    3/30/99 TO
                                            (UNAUDITED)   11/30/99
Net asset value, beginning of period           $14.65       $12.82
INCOME FROM INVESTMENT OPERATIONS(5)
   Net investment income (loss)                  0.04        (0.08)(1)
   Net realized and unrealized gain              0.21         1.93
                                               ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            0.25         1.85
                                               ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income         (0.18)       (0.02)
   Dividends from net realized gains            (2.34)          --
                                               ------       ------
     TOTAL DISTRIBUTIONS                        (2.52)       (0.02)
                                               ------       ------
Change in net asset value                       (2.27)        1.83
                                               ------       ------
NET ASSET VALUE, END OF PERIOD                 $12.38       $14.65
                                               ======       ======
Total return(2)                                  0.72%(4)    14.41%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $2,352       $1,137

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                            2.40%(3)     2.30%(3)
   Net investment income                       (0.45)%(3)   (0.85)%(3)
Portfolio turnover                                 28%(4)       77%



(1) Computed using average shares outstanding.
(2) Maximum  sales charges are not  reflected in total return  calculation.
(3) Annualized.
(4) Not annualized.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                           INVESTMENTS AT MAY 31, 2000
                                   (UNAUDITED)

                                                         SHARES      VALUE
                                                        --------  ------------

COMMON STOCKS--97.6%

REAL ESTATE INVESTMENT TRUSTS--96.8%

DIVERSIFIED--6.9%
Colonial Properties Trust ..........................       5,000  $   130,312
Vornado Realty Trust ...............................      56,500    1,973,969
                                                                  -----------
                                                                    2,104,281
                                                                  -----------

INDUSTRIAL/OFFICE--42.6%

INDUSTRIAL--10.3%
CenterPoint Properties Corp. .......................      31,500    1,155,656
First Industrial Realty Trust, Inc. ................      44,000    1,278,750
ProLogis Trust .....................................      33,000      682,687
                                                                  -----------
                                                                    3,117,093
                                                                  -----------

MIXED--10.6%
Duke-Weeks Realty Corp. ............................      64,474    1,390,221
Reckson Associates Realty Corp. ....................      82,700    1,814,231
                                                                  -----------
                                                                    3,204,452
                                                                  -----------

OFFICE--21.7%
Alexandria Real Estate Equities, Inc. ..............      30,000    1,014,375
Boston Properties, Inc. ............................      65,600    2,291,900
Equity Office Properties Trust .....................      25,000      664,062
SL Green Realty Corp. ..............................      15,000      363,750
Spieker Properties, Inc. ...........................      49,000    2,275,438
                                                                  -----------
                                                                    6,609,525
                                                                  -----------

--------------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                            12,931,070
--------------------------------------------------------------------------------


RESIDENTIAL--26.2%

APARTMENTS--24.5%
Apartment Investment & Management Co. ..............      48,000    1,923,000
Avalonbay Communities, Inc. ........................      40,700    1,617,825
Equity Residential Properties Trust ................      30,000    1,338,750
Essex Property Trust, Inc. .........................      47,400    1,887,113
Smith (Charles E.) Residential Realty, Inc. ........      18,000      680,625
                                                                  -----------
                                                                    7,447,313
                                                                  -----------



                                                         SHARES      VALUE
                                                        --------  -----------

MANUFACTURED HOMES--1.7%
Manufactured Home Communities, Inc. ................       8,000  $   193,000
Sun Communities, Inc. ..............................      10,000      323,750
                                                                  -----------
                                                                      516,750
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                   7,964,063
-----------------------------------------------------------------------------

RETAIL--21.1%

REGIONAL MALLS--12.1%
CBL & Associates Properties, Inc. ..................      44,000    1,067,000
General Growth Properties, Inc. ....................      23,000      727,375
Macerich Co. (The) .................................      43,800      955,388
Urban Shopping Centers, Inc. .......................      28,000      938,000
                                                                  -----------
                                                                    3,687,763
                                                                  -----------

STRIP CENTERS--9.0%
Chelsea GCA Realty, Inc. ...........................      30,000    1,014,375
Developers Diversified Realty Corp. ................      49,200      710,325
Kimco Realty Corp. .................................      25,000    1,012,500
                                                                  -----------
                                                                    2,737,200
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL RETAIL                                                        6,424,963
-----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $27,645,178)                                      29,424,377
-----------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--0.8%

DIVERSIFIED--0.8%
Frontline Capital Group(b) .........................      15,000      218,438
Vornado Operating, Inc.(b) .........................       4,075       32,345
                                                                  -----------
                                                                      250,783
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $48,050)                                             250,783
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $27,693,228)                                      29,675,160
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                                       STANDARD       PAR
                                       & POOR'S      VALUE
                                        RATING       (000)           VALUE
                                      ----------     -------      -----------



SHORT-TERM OBLIGATIONS--2.5%


COMMERCIAL PAPER--2.5%
Koch Industries, Inc. 6.77%, 6/1/00 .....  A-1+      $755         $   755,000

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $755,000)                                            755,000
-----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $28,448,228)                                      30,430,160(a)

Cash and receivables, less liabilities--(0.1%)                        (45,520)
                                                                  -----------
NET ASSETS--100.0%                                                $30,384,640
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,975,597 and gross depreciation of $993,665 for federal income tax purposes. At May 31, 2000, the aggregate cost of securities for federal income tax purposes was $28,448,228.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $28,448,228)                       $30,430,160
Cash                                                         2,305
Receivables
   Dividends and interest                                   38,858
   Fund shares sold                                         36,096
Prepaid expense                                                565
                                                       -----------
     Total assets                                       30,507,984
                                                       -----------
LIABILITIES
Payables
   Fund shares repurchased                                  31,390
   Transfer agent fee                                       22,806
   Investment advisory fee                                  22,745
   Distribution fee                                         14,479
   Trustees' fee                                            12,535
   Financial agent fee                                       7,673
Accrued expenses                                            11,716
                                                       -----------
     Total liabilities                                     123,344
                                                       -----------
NET ASSETS                                             $30,384,640
                                                       ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $30,787,208
Undistributed net investment income                        121,458
Accumulated net realized loss                           (2,505,958)
Net unrealized appreciation                              1,981,932
                                                       -----------
NET ASSETS                                             $30,384,640
                                                       ===========

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $18,066,259)      1,437,715
Net asset value per share                                   $12.57
Offering price per share $12.57/(1-5.75%)                   $13.34

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $12,318,381)        987,634
Net asset value and offering price per share                $12.47



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2000
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                              $1,025,750
Interest                                                   10,162
                                                       ----------
     Total investment income                            1,035,912
                                                       ----------
EXPENSES
Investment advisory fee                                   111,236
Distribution fee, Class A                                  21,935
Distribution fee, Class B                                  60,573
Financial agent fee                                        32,623
Transfer agent                                             44,955
Trustees                                                   12,250
Printing                                                    9,307
Registration                                                8,017
Professional                                                6,512
Custodian                                                   3,218
Miscellaneous                                               1,447
                                                       ----------
     Total expenses                                       312,073
     Less expenses borne by investment adviser            (73,939)
                                                       ----------
     Net expenses                                         238,134
                                                       ----------
NET INVESTMENT INCOME                                     797,778
                                                       ----------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  loss on securities                         (546,181)
Net change in unrealized appreciation (depreciation)
   on investments                                       4,282,639
                                                       ----------
NET GAIN ON INVESTMENTS                                 3,736,458
                                                       ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $4,534,236
                                                       ==========

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                       5/31/00       YEAR ENDED
                                                                                     (UNAUDITED)      11/30/99
                                                                                    ------------    -------------

FROM OPERATIONS
   Net investment income (loss)                                                     $   797,778     $  1,436,909
   Net realized gain (loss)                                                            (546,181)      (1,888,259)
   Net change in unrealized appreciation (depreciation)                               4,282,639       (1,322,055)
                                                                                    -----------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        4,534,236       (1,773,405)
                                                                                    -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                      (565,766)      (1,076,704)
   Net investment income, Class B                                                      (350,305)        (688,451)
                                                                                    -----------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                           (916,071)      (1,765,155)
                                                                                    -----------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (115,072 and 149,096 shares, respectively)           1,345,491        1,804,294
   Net asset value of shares issued from reinvestment of distributions
     (46,257 and 85,480 shares, respectively)                                           519,541          990,008
   Cost of shares repurchased (254,705 and 718,769 shares, respectively)             (2,957,023)      (8,384,839)
                                                                                    -----------     ------------
Total                                                                                (1,091,991)      (5,590,537)
                                                                                    -----------     ------------
CLASS B
   Proceeds from sales of shares (60,751 and 167,405 shares, respectively)              713,637        2,005,746
   Net asset value of shares issued from reinvestment of distributions
     (24,969 and 47,858 shares, respectively)                                           278,724          551,622
   Cost of shares repurchased (206,740 and 602,692 shares, respectively)             (2,389,406)      (7,096,425)
                                                                                    -----------     ------------
Total                                                                                (1,397,045)      (4,539,057)
                                                                                    -----------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (2,489,036)     (10,129,594)
                                                                                    -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              1,129,129      (13,668,154)

NET ASSETS
   Beginning of period                                                               29,255,511       42,923,665
                                                                                    -----------     ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $121,458 AND $239,751, RESPECTIVELY)                                           $30,384,640     $ 29,255,511
                                                                                    ===========     ============

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                ----------------------------------------------------------------------------
                                                 SIX MONTHS                                                        FROM
                                                    ENDED                 YEAR ENDED NOVEMBER 30                 INCEPTION
                                                   5/31/00   -----------------------------------------------     3/1/95 TO
                                                 (UNAUDITED)    1999        1998        1997         1996        11/30/95

Net asset value, beginning of period              $11.11       $12.25       $16.39       $13.14       $10.72       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.34         0.51(4)      0.55(4)      0.49(4)      0.53         0.43(4)
   Net realized and unrealized gain (loss)          1.50        (1.07)       (3.18)        3.52         2.50         0.55
                                                  ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               1.84        (0.56)       (2.63)        4.01         3.03         0.98
                                                  ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.38)       (0.58)       (0.44)       (0.51)       (0.59)       (0.26)
   Dividends from net realized gains                  --           --        (1.07)       (0.25)       (0.02)          --
                                                  ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                           (0.38)       (0.58)       (1.51)       (0.76)       (0.61)       (0.26)
                                                  ------       ------       ------       ------       ------       ------
Change in net asset value                           1.46        (1.14)       (4.14)        3.25         2.42         0.72
                                                  ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $12.57       $11.11       $12.25       $16.39       $13.14       $10.72
                                                  ======       ======       ======       ======       ======       ======
Total return(1)                                    16.85%(3)    (4.69)%     (17.42)%      31.44%       29.20%        9.87%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $18,066      $17,014      $24,686      $36,336      $22,872      $13,842

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                            1.30%(2)     1.30%        1.31%        1.30%        1.30%        1.30%(2)
   Net investment income                            5.68%(2)     4.30%        3.79%        3.34%        4.55%        5.79%(2)
Portfolio turnover                                     5%(3)       22%          11%          54%          24%           9%(3)

                                                                                 CLASS B
                                                ---------------------------------------------------------------------------
                                                SIX MONTHS                                                       FROM
                                                   ENDED                 YEAR ENDED NOVEMBER 30                INCEPTION
                                                  5/31/00   ------------------------------------------------   3/1/95 TO
                                                (UNAUDITED)     1999         1998         1997        1996      11/30/95
Net asset value, beginning of period              $11.04       $12.19       $16.32       $13.10      $10.68       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.28         0.42(4)      0.43(4)      0.38(4)     0.46         0.36(4)
   Net realized and unrealized gain (loss)          1.48        (1.06)       (3.15)        3.50        2.47         0.56
                                                  ------       ------       ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               1.76        (0.64)       (2.72)        3.88        2.93         0.92
                                                  ------       ------       ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.33)       (0.51)       (0.34)       (0.41)      (0.49)       (0.24)
   Dividends from net realized gains                  --           --        (1.07)       (0.25)      (0.02)          --
                                                  ------       ------       ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                           (0.33)       (0.51)       (1.41)       (0.66)      (0.51)       (0.24)
                                                  ------       ------       ------       ------      ------       ------
Change in net asset value                           1.43        (1.15)       (4.13)        3.22        2.42         0.68
                                                  ------       ------       ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                    $12.47       $11.04       $12.19       $16.32      $13.10       $10.68
                                                  ======       ======       ======       ======      ======       ======
Total return(1)                                    16.42%(3)    (5.38)%     (18.01)%      30.44%      28.25%        9.21%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $12,318      $12,241      $18,237      $23,091      $8,259       $2,239

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                            2.05%(2)     2.05%        2.06%        2.05%       2.05%        2.05%(2)
   Net investment income                            4.94%(2)     3.54%        3.07%        2.55%       3.95%        5.03%(2)
Portfolio turnover                                     5%(3)       22%          11%          54%         24%           9%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.80%, 1.75%, 1.52%, 1.54%, 1.88% and 2.95% for the periods ended May 31, 2000, and
    November 30, 1999, 1998, 1997, 1996 and 1995, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.55%, 2.50%, 2.27%, 2.29%, 2.63% and 3.70% for the periods ended May 31, 2000, and
    November 30, 1999, 1998, 1997, 1996 and 1995, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                           INVESTMENTS AT MAY 31, 2000
                                   (UNAUDITED)

                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)       VALUE
                                            -------     ------   ------------



CORPORATE BONDS--0.4%


TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Metromedia International Group, Inc. ...
10.50%, 9/30/07 ........................         NR    $   795   $    373,755
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $813,493)                                            373,755
-----------------------------------------------------------------------------


FOREIGN GOVERNMENT SECURITIES--97.7%


ALGERIA--4.1%
Republic of Algeria 7.1875%, 9/4/09 ....         NR      2,000      1,635,000

Republic of Algeria 7.1875%, 3/4/10 ....         NR      3,000      2,302,500
                                                                 ------------
                                                                    3,937,500
                                                                 ------------

ARGENTINA--13.9%
Province of Buenos Aires 144A
13.25%, 3/29/10(c) .....................          B      3,000      2,730,000

Republic of Argentina Bocon Pro1 M1, PIK
interest capitalization, 2.95%, 4/1/07(b)(e)   BBB-(d)   7,397      5,021,556

Republic of Argentina RegS
11.75%, 2/12/07(e) .....................          B      3,550      2,893,453

Republic of Argentina RegS
8.75%, 7/10/02(e) ......................          B      3,000      2,612,433
                                                                 ------------
                                                                   13,257,442
                                                                 ------------

BRAZIL--18.7%
Brazil MYDFA Trust Certificates RegS
7.1875%, 9/15/07(b)(h) .................         NR     10,016      8,213,226

Republic of Brazil 12.75%, 1/15/20 .....          B        650        598,812

Republic of Brazil 6%, 9/15/13 .........          B      8,100      5,062,492

Republic of Brazil FLRB-L Bearer
7.375%, 4/15/09(b)(h) ..................          B      5,200      3,874,000
                                                                 ------------
                                                                   17,748,530
                                                                 ------------

BULGARIA--2.4%
Republic of Bulgaria FLIRB Bearer Series A
2.75%, 7/28/12(b) ......................          B      1,607      1,088,693



                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)       VALUE
                                            -------     ------   ------------

BULGARIA--2.4%--CONTINUED
Republic of Bulgaria FLIRB RegA
2.75%, 7/28/12(b) ......................          B    $ 1,250   $    846,875

Republic of Bulgaria FLIRB Series B
3.25%, 7/28/12(b) ......................          B        508        344,219
                                                                 ------------
                                                                    2,279,787
                                                                 ------------

COLOMBIA--1.0%
Republic of Colombia Global Bond
8.375%, 2/15/27 ........................         Ba      1,500        922,500

ECUADOR--3.6%
Ecuador Bearer PDI, PIK interest
capitalization, 7.1875%, 2/27/15(b) ....          B      4,728        992,813

Ecuador Registered PDI Euro, PIK interest
capitalization, 7.1875%, 2/27/15 .......          B(d)   4,728        992,813

Republic of Ecuador 0%, 2/28/25(b) .....        Caa      2,000        656,250

Republic of Ecuador Series Discount
0%, 2/28/25 ............................        Caa      2,000        761,250
                                                                 ------------
                                                                    3,403,126
                                                                 ------------

MEXICO--10.0%
Nacional Financiera SNC
22%, 5/20/02(g)(h) .....................         NR     20,000      2,236,122

United Mexican States Global Bond
11.375%, 9/15/16 .......................        Baa      2,000      2,159,000

United Mexican States Global Bond
11.50%, 5/15/26 ........................         Ba      3,500      3,930,500

United Mexican States NMB
7.33%, 3/25/05(b) ......................         Ba      1,250      1,184,375
                                                                 ------------
                                                                    9,509,997
                                                                 ------------

NIGERIA--0.6%
Nigeria Promissory Notes Series RC
5.092%, 1/5/10 .........................         NR      1,224        559,903

PANAMA--1.2%
Republic of Panama 8.875%, 9/30/27 .....         Ba      1,500      1,164,375

PERU--2.1%
Peru FLIRB 3.75%, 3/7/17(b) ............         Ba      2,400      1,371,000
Republic of Peru PDI 4.50%, 3/7/17 .....         Ba      1,000        630,000
                                                                 ------------
                                                                    2,001,000
                                                                 ------------

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)       VALUE
                                            -------     ------   ------------

PHILIPPINES--1.3%
Republic of Philippines 9.875%, 1/15/19          Ba    $ 1,500   $  1,203,750

RUSSIA--28.1%
City of St. Petersburg 9.5%, 6/18/02 ...          C      1,000        800,000

Oblast Nizhniy Novgorod RegS
8.75%, 4/3/05 ..........................        Caa     14,190      7,378,694

Russia Federation 144A 12.75%, 6/24/28 .          B      4,500      3,476,250

Russia Principal Loans PIK interest
capitalization, 0%, 12/15/20 ...........         NR     17,500      4,725,000

Russia Treasury Bill OFZ 14%, 9/12/01(f)         NR     42,635      1,257,056

Russian Federal Loan Bond OFZ
Series 25030 0%, 12/15/01(f) ...........         NR      4,679         58,187

Russian Federal Loan Bond OFZ
Series 27001 25%, 2/6/02(b)(f) .........         NR      1,365         38,932

Russian Federal Loan Bond OFZ
Series 27002 25%, 5/22/02(b)(f) ........         NR      1,365         37,555

Russian Federal Loan Bond OFZ
Series 27003 25%, 6/5/02(b)(f) .........         NR      1,365         37,386

Russian Federal Loan Bond OFZ
Series 27005 25%, 10/9/02(b)(f) ........         NR     16,737        424,756

Russian Federal Loan Bond OFZ
Series 27006 25%, 1/22/03(b)(f) ........         NR      1,365         33,450

Russian Federal Loan Bond OFZ
Series 27007 25%, 2/5/03(b)(f) .........         NR      1,365         33,512

Russian Federal Loan Bond OFZ
Series 27008 25%, 5/21/03(b)(f) ........         NR      1,365         32,411

Russian Federal Loan Bond OFZ
Series 27009 25%, 6/4/03(b)(f) .........         NR      1,365         32,348

Russian Federal Loan Bond OFZ
Series 7004 25%, 9/18/02(b)(f) .........         NR     67,131      1,776,148

Russian Federation 2.25%, 03/31/30 .....         NR     20,000      6,550,000
                                                                 ------------
                                                                   26,691,685
                                                                 ------------

UKRAINE--5.8%
Ukraine Government 11%, 3/15/07 ........        Caa      9,000      5,512,500

VENEZUELA--4.9%
Republic of Venezuela DCB Series DL
7%, 12/18/07(b) ........................          B      1,143        906,425

Republic of Venezuela FLIRB Series B
7.438%, 3/31/07(b) .....................          B      1,667      1,296,862



                                                         PAR
                                            MOODY'S     VALUE
                                            RATING      (000)       VALUE
                                            -------     ------   ------------

VENEZUELA--CONTINUED
Republic of Venezuela FLRIB Series A
7.438%, 3/31/07(b) .....................               $   667   $    518,745

Republic of Venezuela NMB-A
7.125%, 12/18/05(b) ....................          B      2,471      1,964,167
                                                                 ------------
                                                                    4,686,199
                                                                 ------------

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $97,951,334)                                      92,878,294
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--6.3%

ARGENTINA--1.0%
Alto Palermo 144A 14.875%, 4/7/05 ......         NR      1,000        965,068

COLUMBIA--0.3%
Termuemcali Funding Corp. ..............
10.125%, 12/15/14 ......................        CCC(d)     499        264,364

MEXICO--4.2%
Vicap SA 11.375%, 5/15/07 ..............         Ba      3,100      2,728,000

Bepensa S.A. RegS 9.75%, 9/30/04 .......         BB-(d)  1,500      1,327,500
                                                                 ------------
                                                                    4,055,500
                                                                 ------------

RUSSIA--0.8%
Rossiyskiy Kredit Bank Reg S
10.25%, 9/29/00 ........................         NR      5,000        725,000

-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $7,851,703)                                        6,009,932
-----------------------------------------------------------------------------

                                                       SHARES
                                                       -------
COMMON STOCKS--0.1%


UNITED STATES--0.1%
Telscape International, Inc.
(Communications Equipment) .............                12,500         96,875

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $212,674)                                             96,875
-----------------------------------------------------------------------------


FOREIGN COMMON STOCKS--2.6%

RUSSIA--2.4%
Unified Energy Systems ADR
(Electric Companies) ...................                80,000      1,105,000

Lukoil Holding ADR
(Oil (Domestic Integrated)) ............                25,000      1,381,250

-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,336,250)                                        2,486,250
-----------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--107.1%
(IDENTIFIED COST $109,165,454)                                    101,845,106
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                                                        NUMBER
                                                          OF
                                                       CONTRACTS    VALUE
                                                       --------- ------------

OPTIONS--0.0%

United Mexican States Global Bond
Call Option 6/12/00 $125(b)
  (Par subject to call $8,500,000) ..........              8.5   $      8,500
--------------------------------------------------------------------------------
TOTAL OPTIONS
(IDENTIFIED COST $407,150)                                              8,500
--------------------------------------------------------------------------------

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)
                                           --------    -------
SHORT-TERM OBLIGATIONS--1.6%

COMMERCIAL PAPER--1.6%
Koch Industries, Inc. 6.77%, 6/1/00 .........  A-1+    $ 1,490      1,490,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,490,000)                                        1,490,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--108.7%
(IDENTIFIED COST $111,062,604)                                    103,343,606(a)


Cash and receivables, less liabilities--(8.7%)                     (8,235,608)
                                                                 ------------
NET ASSETS--100.0%                                               $ 95,107,998
                                                                 ============


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,141,743 and gross depreciation of $10,961,570 for federal income tax purposes. At May 31, 2000, the aggregate cost of securities for federal income tax purposes was $111,163,433.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2000, these securities amounted to a value of $7,171,318 or 7.5% of net assets.
(d) As rated by Standard & Poor's, Fitch or Duff & Phelps.
(e) Par value represents Argentine Pesos.
(f) Par value represents Russian Rubles.
(g) Par value represents Mexican Pesos.
(h) All or a portion segregated as collateral.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $111,062,604)                      $103,343,606
Cash                                                      1,040,782
Foreign currency at value
   (Identified cost $519)                                       519
Receivables
   Investment securities sold                            18,460,938
   Interest and dividends                                 2,132,137
   Fund shares sold                                         413,869
Prepaid expense                                               1,090
                                                       ------------
     Total assets                                       125,392,941
                                                       ------------
LIABILITIES
Payables
   Investment securities purchased                       29,961,299
   Fund share repurchased                                   137,659
   Investment advisory fee                                   61,711
   Distribution fee                                          58,558
   Transfer agent fee                                        34,510
   Financial agent fee                                       12,845
   Trustees' fee                                             12,535
Accrued expenses                                              5,826
                                                       ------------
     Total liabilities                                   30,284,943
                                                       ------------
NET ASSETS                                             $ 95,107,998
                                                       ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $138,317,753
Undistributed net investment income                       3,473,586
Accumulated net realized loss                           (38,965,453)
Net unrealized depreciation                              (7,717,888)
                                                       ------------
NET ASSETS                                             $ 95,107,998
                                                       ============
CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $35,992,217)       4,743,211
Net asset value per share                                     $7.59
Offering price per share $7.59/(1-4.75%)                      $7.97

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $56,842,965)       7,601,724
Net asset value and offering price per share                  $7.48

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $2,272,816)          302,458
Net asset value and offering price per share                  $7.51



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2000
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                               $10,477,770
Dividends                                                   27,852
Foreign taxes withheld                                      (2,081)
                                                       -----------
     Total investment income                            10,503,541
                                                       -----------
EXPENSES
Investment advisory fee                                    431,646
Distribution fee, Class A                                   62,716
Distribution fee, Class B                                  311,945
Distribution fee, Class C                                   12,720
Financial agent fee                                         68,727
Transfer agent                                              86,584
Custodian                                                   33,031
Printing                                                    19,023
Registration                                                15,045
Professional                                                13,572
Trustees                                                    12,250
Miscellaneous                                                5,648
                                                       -----------
     Total expenses                                      1,072,907
                                                       -----------
NET INVESTMENT INCOME                                    9,430,634
                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized  gain on securities                         9,600,224
Net realized loss on foreign currency
   transactions                                         (1,524,649)
Net change in unrealized appreciation (depreciation) on
   investments                                          (9,434,673)
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions      (52,252)
                                                       -----------
NET LOSS ON INVESTMENTS                                 (1,411,350)
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 8,019,284
                                                       ============

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   SIX MONTHS
                                                                                       ENDED
                                                                                      5/31/00          YEAR ENDED
                                                                                    (UNAUDITED)         11/30/99
                                                                                   --------------     ------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  9,430,634      $ 16,331,294
   Net realized gain (loss)                                                            8,075,575         1,213,234
   Net change in unrealized appreciation (depreciation)                               (9,486,925)        4,772,822
                                                                                    ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         8,019,284        22,317,350
                                                                                    ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (3,123,552)       (7,416,057)
   Net investment income, Class B                                                     (3,771,672)       (7,042,619)
   Net investment income, Class C                                                       (150,133)         (347,153)
                                                                                    ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (7,045,357)      (14,805,829)
                                                                                    ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (830,968 and 3,556,835 shares, respectively)          6,939,556        25,142,286
   Net asset value of shares issued from reinvestment of distributions
     (135,730 and 351,670 shares, respectively)                                        1,107,319         2,480,258
   Cost of shares repurchased (3,353,085 and 2,574,617 shares, respectively)         (28,452,260)      (18,206,934)
                                                                                    ------------      ------------
Total                                                                                (20,405,385)        9,415,610
                                                                                    ------------      ------------
CLASS B
   Proceeds from sales of shares (1,065,876 and 3,425,208 shares, respectively)        8,570,577        24,265,446
   Net asset value of shares issued from reinvestment of distributions
     (175,536 and 446,690 shares, respectively)                                        1,412,489         3,123,762
   Cost of shares repurchased (1,333,776 and 1,401,581 shares, respectively)         (11,021,221)       (9,790,280)
                                                                                    ------------      ------------
   Total                                                                              (1,038,155)       17,598,928
                                                                                    ------------      ------------
CLASS C
   Proceeds from sales of shares (110,720 and 462,019 shares, respectively)              915,010         3,316,816
   Net asset value of shares issued from reinvestment of distributions
     (5,298 and 17,681 shares, respectively)                                              42,811           126,396
   Cost of shares repurchased (208,014 and 253,300 shares, respectively)              (1,692,435)       (1,856,218)
                                                                                    ------------      ------------
   Total                                                                                (734,614)        1,586,994
                                                                                    ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (22,178,154)       28,601,532
                                                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (21,204,227)       36,113,053

NET ASSETS
   Beginning of period                                                               116,312,225        80,199,172
                                                                                    ------------      ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $3,473,586 AND $1,088,309, RESPECTIVELY)                                       $ 95,107,998      $116,312,225
                                                                                    ============      ============

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS A
                                                ----------------------------------------------------------------------------
                                                 SIX MONTHS                                                       FROM
                                                    ENDED                 YEAR ENDED NOVEMBER 30                 INCEPTION
                                                   5/31/00   -----------------------------------------------     9/5/95 TO
                                                 (UNAUDITED)    1999         1998         1997         1996      11/30/95

Net asset value, beginning of period             $  7.69      $  7.20      $ 12.84      $ 14.80      $ 10.18      $ 10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.67(4)      1.23         1.32         1.38(4)      1.26         0.25(4)
   Net realized and unrealized gain (loss)         (0.26)        0.40        (4.22)        0.17         4.56         0.18
                                                 -------      -------      -------      -------      -------      -------
     TOTAL FROM INVESTMENT OPERATIONS               0.41         1.63        (2.90)        1.55         5.82         0.43
                                                 -------      -------      -------      -------      -------      -------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.51)       (1.14)       (1.00)       (1.28)       (1.20)          --
   Dividends from net realized gains                  --           --        (0.23)       (2.23)          --        (0.25)
   Dividends in excess of net investment income       --           --        (1.16)          --           --           --
   Return of capital                                  --           --        (0.35)          --           --           --
                                                 -------      -------      -------      -------      -------      -------
     TOTAL DISTRIBUTIONS                           (0.51)       (1.14)       (2.74)       (3.51)       (1.20)       (0.25)
                                                 -------      -------      -------      -------      -------      -------
Change in net asset value                          (0.10)        0.49        (5.64)       (1.96)        4.62         0.18
                                                 -------      -------      -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                   $  7.59      $  7.69      $  7.20      $ 12.84      $ 14.80      $ 10.18
                                                 =======      =======      =======      =======      =======      =======
Total return(1)                                     4.91%(3)    25.63%      (27.20)%      11.91%       60.18%        4.40%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $35,992      $54,849      $41,725      $67,875      $29,661      $12,149

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.44%(2)     1.56%        1.43%        1.40%        1.50%(5)     1.50%(2)(5)
   Net investment income                           16.40%(2)    17.96%       13.74%        9.90%       10.41%       10.48%(2)
Portfolio turnover                                   177%(3)      326%         405%         614%         378%          38%(3)

                                                                                 CLASS B
                                                 ---------------------------------------------------------------------------
                                                 SIX MONTHS                                                       FROM
                                                    ENDED                 YEAR ENDED NOVEMBER 30                INCEPTION
                                                   5/31/00   ----------------------------------------------     9/5/95 TO
                                                 (UNAUDITED)    1999        1998         1997         1996      11/30/95

Net asset value, beginning of period             $  7.60      $  7.13      $ 12.77      $ 14.78      $10.18       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                            0.66(4)      1.17         1.23         1.26(4)     1.19         0.22(4)
   Net realized and unrealized gain (loss)         (0.29)        0.40        (4.18)        0.18        4.53         0.20
                                                 -------      -------      -------      -------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               0.37         1.57        (2.95)        1.44        5.72         0.42
                                                 -------      -------      -------      -------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.49)       (1.10)       (0.97)       (1.22)      (1.12)        0.24)
   Dividends from net realized gains                  --           --        (0.23)       (2.23)         --           --
   Dividends in excess of net investment income       --           --        (1.16)          --          --           --
   Return of capital                                  --           --        (0.33)          --          --           --
                                                 -------      -------      -------      -------      ------       ------
     TOTAL DISTRIBUTIONS                           (0.49)       (1.10)       (2.69)       (3.45)      (1.12)        0.24)
                                                 -------      -------      -------      -------      ------       ------
Change in net asset value                          (0.12)        0.47        (5.64)       (2.01)       4.60         0.18
                                                 -------      -------      -------      -------      ------       ------
NET ASSET VALUE, END OF PERIOD                   $  7.48      $  7.60      $  7.13      $ 12.77      $14.78       $10.18
                                                 =======      =======      =======      =======      ======       ======
Total return(1)                                     4.58%(3)    24.52%      (27.86)%      11.07%      58.94%        4.22%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $56,843      $58,453      $37,270      $38,673      $9,713       $  596

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               2.19%(2)     2.31%        2.20%        2.15%       2.25%(6)     2.25%(2)(6)
   Net investment income                           16.38%(2)    17.04%       12.98%        9.14%       9.79%       10.29%(2)
Portfolio turnover                                   177%(3)      326%         405%         614%        378%          38%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.02% and 2.89% for the periods ended November 30, 1996 and 1995, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.77% and 3.64% for the periods ended November 30, 1996 and 1995, respectively.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS C
                                                ----------------------------------------
                                                   SIX MONTHS                 FROM
                                                      ENDED       YEAR      INCEPTION
                                                     5/31/00      ENDED    3/26/98 TO
                                                   (UNAUDITED)  11/30/99    11/30/98

Net asset value, beginning of period                  $ 7.63      $ 7.17      $12.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.64(4)     1.17        0.85(4)
   Net realized and unrealized gain (loss)             (0.27)       0.39       (5.10)
                                                      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                   0.37        1.56       (4.25)
                                                      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                (0.49)      (1.10)      (0.66)
   Dividends from net realized gains                      --          --          --
   Dividends in excess of net investment income           --          --          --
   Return of capital                                      --          --       (0.17)
                                                      ------      ------      ------
     TOTAL DISTRIBUTIONS                               (0.49)      (1.10)      (0.83)
                                                      ------      ------      ------
Change in net asset value                              (0.12)       0.46       (5.08)
                                                      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                        $ 7.51      $ 7.63      $ 7.17
                                                      ======      ======      ======
Total return(1)                                         4.69%(3)   24.40%     (35.33)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)              $2,273      $3,010      $1,205

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                   2.19%(2)    2.31%       2.29%(2)
   Net investment income                               16.24%(2)   16.47%      15.59%(2)
Portfolio turnover                                       177%(3)     326%        405%(3)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                           INVESTMENTS AT MAY 31, 2000
                                   (UNAUDITED)

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    -----------

MUNICIPAL BONDS--96.1%

ALABAMA--2.0%
Jefferson County Alabama Sewer Revenue
Bonds Series A 5%, 2/1/33 ..............        AAA    $2,000    $ 1,667,500

ALASKA--1.4%
Valdez Marine Terminal Revenue
7%, 12/1/25(c) .........................        AA+     1,125      1,174,219

ARIZONA--1.2%
Pima County Sewer Revenue 6.75%, 7/1/15
(FGIC Insured) .........................        AAA       540        554,440

Pima County Sewer Revenue 6.75%, 7/1/15,
Prerefunded 7/1/01 @$101 (FGIC Insured)         AAA       460        474,347
                                                                 -----------
                                                                   1,028,787
                                                                 -----------

ARKANSAS--1.2%
Drew County Public Facilities Board
Series A-2 7.90%, 8/1/11
(FNMA Collateralized) ..................     Aaa(b)       196        202,931

Jacksonville Residential Housing Facilities
Board Series A-2 7.90%, 1/1/11
(FNMA Collateralized) ..................     Aaa(b)       323        332,076

Lonoke County Residential Housing Facilities
Board Series A-2 7.90%, 4/1/11
(FNMA Collateralized) ..................     Aaa(b)       315        331,763

Stuttgart Public Facilities Board Series A-2
7.90%, 9/1/11 (FNMA Collateralized) ....     Aaa(b)       141        143,805
                                                                 -----------
                                                                   1,010,575
                                                                 -----------

CALIFORNIA--8.4%
Pittsburg Redevelopment Agency Series A
4.625%, 8/1/21 (AMBAC Insured) .........        AAA     1,650      1,363,312

Riverside County Series B 8.625%, 5/1/16
(GNMA Collateralized) ..................        AAA     4,300      5,638,375
                                                                 -----------
                                                                   7,001,687
                                                                 -----------

CONNECTICUT--4.4%
Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 6.50%, 9/1/05(d) .        AAA       845        899,925

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 6.50%, 9/1/06(d) .        AAA       495        530,888



                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    -----------

CONNECTICUT--CONTINUED
Mashantucket Western Pequot Tribe Special
Revenue Series B 144A 5.60%, 9/1/09(d) .     Baa(b)    $1,000    $   965,000

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 5.50%, 9/1/28(d) .     Baa(b)     1,500      1,239,375
                                                                 -----------
                                                                   3,635,188
                                                                 -----------

GEORGIA--9.8%
Atlanta Water and Wastewater Revenue
Series A 5%, 11/1/29 (FGIC Insured) ....        AAA     2,000      1,702,500

Atlanta Water and Wastewater Revenue
Series A 5%, 11/1/38 (FGIC Insured) ....        AAA     1,000        828,750

Cartersville Development Authority Revenue
5.625%, 5/1/09 .........................         A+     2,000      1,997,500

Georgia Municipal Electric Authority Power
Revenue Series Z 5.50%, 1/1/20
(FGIC Insured) .........................        AAA     2,000      1,912,500

Georgia State General Obligation Series A
7.45%, 1/1/09 ..........................        AAA     1,500      1,717,500
                                                                 -----------
                                                                   8,158,750
                                                                 -----------

ILLINOIS--5.1%
Chicago Board of Education Series A
6%, 1/1/20 (MBIA Insured) ..............        AAA       500        506,250

Chicago O'Hare International Airport Special
Facility Revenue 8.85%, 5/1/18 .........        BB+       815        845,880

Cook County Series A 5%, 11/15/28
(FGIC Insured) .........................        AAA     2,000      1,660,000

Illinois Health Facilities Authority Revenue
Series C 7%, 4/1/08 (FSA Insured) ......        AAA     1,100      1,199,000

Metropolitan Pier & Exposition Authority
Revenue Unrefunded 6.50%, 6/15/07
(FGIC Insured) .........................        AAA        30         31,650
                                                                 -----------
                                                                   4,242,780
                                                                 -----------

INDIANA--4.3%
Indianapolis Public Local Improvement
Revenue Series C 0%, 1/1/03 ............       A(b)     2,500      2,178,125

Indianapolis Public Local Improvement
Revenue Series A 0%, 2/1/05 ............      Aa(b)     1,765      1,370,081
                                                                 -----------
                                                                   3,548,206
                                                                 -----------

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    -----------

KENTUCKY--3.5%
Kentucky State Turnpike Authority Economic
Development Revenue 0%, 1/1/10
(FGIC Insured) .........................        AAA    $3,300    $ 1,926,375

Perry County Solid Waste Disposal Revenue
7%, 6/1/24 .............................         NR     1,000      1,021,250
                                                                 -----------
                                                                   2,947,625
                                                                 -----------

LOUISIANA--1.7%
Louisiana Environmental Facilities Community
Development Authority Revenue
5.25%, 12/1/18 (AMBAC Insured) .........        AAA     1,500      1,378,125

St. Tammany Public Transportation Financing
Authority Revenue Series A 7%, 6/1/02
(FNMA Collateralized) ..................     Aaa(b)        30         30,565
                                                                 -----------
                                                                   1,408,690
                                                                 -----------

MARYLAND--0.7%
Baltimore General Obligation 7%, 10/15/09
(MBIA Insured) .........................        AAA       500        561,250

MASSACHUSETTS--2.2%
Massachusetts Bay Transportation Authority
Revenue Series B 6.20%, 3/1/16 .........        AA-     1,000      1,047,500

Massachusetts State Industrial Financing
Agency Revenue 0%, 8/1/05 ..............         A+     1,100        829,125
                                                                 -----------
                                                                   1,876,625
                                                                 -----------

MICHIGAN--3.0%
St. Johns Public Schools 5.10%, 5/1/25
(FGIC Insured) .........................        AAA     1,000        878,750

Williamston Community School General
Obligation 5.50%, 5/1/25 (MBIA Insured)         AAA     1,725      1,630,125
                                                                 -----------
                                                                   2,508,875
                                                                 -----------

MISSISSIPPI--1.8%
Lowndes County Solid Waste Disposal &
Pollution Control Revenue Project A
6.80%, 4/1/22 ..........................          A     1,450      1,509,813

NEVADA--2.0%
Clark County School District General Obligation
Series B 0%, 6/1/03 (MBIA Insured) .....        AAA     2,000      1,707,500

NEW JERSEY--1.9%
Camden County Municipal Utilities Authority
Sewer Revenue Series B 0%, 9/1/11
(FGIC Insured) .........................        AAA     3,000      1,597,500




                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    -----------

NEW YORK--5.3%
New York State Dormitory Authority Revenue
Series U 6.375%, 7/1/08, Prerefunded
7/1/02 @$102 ...........................       BBB+    $  575    $   600,875

Niagara Falls Bridge Commission Toll
Revenue Series B 5.25%, 10/1/15
(FGIC Insured) .........................        AAA     4,000      3,840,000
                                                                 -----------
                                                                   4,440,875
                                                                 -----------

NORTH CAROLINA--1.7%
North Carolina Municipal Power Agency
Revenue 6%, 1/1/09 (AMBAC Insured) .....        AAA     1,385      1,423,088

PENNSYLVANIA--8.4%
Delaware Valley Regional Finance Authority
Revenue Series B 5.70%, 7/1/27
(AMBAC Insured) ........................        AAA     2,000      1,902,500

New Castle Area Hospital Authority Revenue
Series A 6.50%, 11/15/09 ...............     Baa(b)     1,000        901,250

Pennsylvania State Finance Authority Revenue
6.60%, 11/1/09 .........................          A     4,000      4,210,000
                                                                 -----------
                                                                   7,013,750
                                                                 -----------

SOUTH CAROLINA--2.6%
Spartanburg Sanitation Sewer Revenue
Series B 5%, 3/1/24 ....................        AAA     2,520      2,145,150

TENNESSEE--1.9%
Metropolitan Government Nashville &
Davidson County Health & Educational
Facilities Board Revenue 6%, 12/1/16
(AMBAC Insured) ........................        AAA     1,500      1,545,000

TEXAS--6.2%
Colorado River Municipal District Water
Revenue 8.25%, 1/1/15, Prerefunded
1/1/01 @$100 ...........................         NR       540        550,514

Houston Water and Sewer System Revenue
Series A 5%, 12/1/28 ...................        AAA     2,000      1,677,500

Hurst Euless Bedford Independent School
District General Obligation 4.75%, 8/15/28      AAA     2,000      1,595,000

San Antonio Electric & Gas Revenue
5%, 2/1/12 .............................         AA        15         14,325

San Antonio Electric & Gas Revenue
5%, 2/1/12 .............................         AA        20         18,800

Texas State Public Finance Authority Building
Revenue 6.25%, 8/1/09 (MBIA Insured) ...        AAA     1,250      1,318,750
                                                                 -----------
                                                                   5,174,889
                                                                 -----------

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    -----------

VIRGINIA--6.9%
Pittsylvania County Industrial Development
Authority Revenue Series A 7.30%, 1/1/04         NR    $  805    $   819,088

Pittsylvania County Industrial Development
Authority Revenue Series A 7.45%, 1/1/09         NR     3,000      3,090,000

Upper Occoquan Regional Sewer Authority
Revenue Series A 5.15%, 7/1/20
(MBIA Insured) .........................        AAA     2,000      1,822,500
                                                                 -----------
                                                                   5,731,588
                                                                 -----------

WEST VIRGINIA--3.6%
Upshur County Solid Waste Disposal Revenue
7%, 7/15/25 ............................         NR     2,000      2,042,500

West Virginia State Housing Development
Fund Revenue 6.625%, 7/1/20
(FHA Insured) ..........................         AA     1,000        999,930
                                                                 -----------
                                                                   3,042,430
                                                                 -----------

WISCONSIN--3.0%
Wisconsin State Clean Water Revenue
Series 1 6.875%, 6/1/11 ................        AA+       750        838,125

Wisconsin State Health and Education
Facilities Authority Revenue 5%, 8/15/18         A-     2,000      1,707,500
                                                                 -----------
                                                                   2,545,625
                                                                 -----------

OTHER TERRITORIES--1.9%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue
Series V 6.625%, 7/1/12 ................          A     1,500      1,561,875

----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $79,567,943)                                     80,209,840
----------------------------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS--96.1%
(IDENTIFIED COST $79,567,943)                                     80,209,840
----------------------------------------------------------------------------




                                           STANDARD     PAR
                                           & POOR'S    VALUE
                                            RATING     (000)        VALUE
                                           --------    ------    -----------


SHORT-TERM OBLIGATIONS--2.8%


COMMERCIAL PAPER--2.8%
Koch Industries, Inc. 6.77%, 6/1/00 ....       A-1+    $2,355    $ 2,355,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,355,000)                                       2,355,000
----------------------------------------------------------------------------


TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $81,922,943)                                     82,564,840(a)

Cash and receivables, less liabilities--1.1%                         907,499
                                                                 -----------
NET ASSETS--100.0%                                               $83,472,339
                                                                 ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,836,281 and gross depreciation of $2,102,290 for federal income tax purposes. At May 31, 2000, the aggregate cost of securities for federal income tax purposes was $81,830,849. .
(b) As rated by Moody's, Fitch or Duff & Phelps.
(c) Variable or step coupon security; interest rate reflects the rate currently in effect.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At May 31, 2000, these securities amounted to a value of $3,635,188 or 4.4% of net assets.

    At May 31, 2000, 39.2% of the securities in the fund are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows:
    FGIC, 18.5%.

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $81,922,943)                       $82,564,840
Cash                                                           756
Receivables
   Interest                                              1,180,695
   Fund shares sold                                          2,254
Prepaid expense                                              1,528
                                                       -----------
     Total assets                                       83,750,073
                                                       -----------
LIABILITIES
Payables
   Dividend distributions                                   73,302
   Fund shares repurchased                                  64,274
   Investment advisory fee                                  31,734
   Transfer agent fee                                       22,080
   Distribution fee                                         20,671
   Trustees' fee                                            12,535
   Financial agent fee                                       8,866
Accrued expenses                                            44,272
                                                       -----------
     Total liabilities                                     277,734
                                                       -----------
NET ASSETS                                             $83,472,339
                                                       ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest       $85,954,634
Undistributed net investment income                         60,348
Accumulated net realized loss                           (3,184,540)
Net unrealized appreciation                                641,897
                                                       -----------
NET ASSETS                                             $83,472,339
                                                       ===========
CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $78,618,704)      7,796,565
Net asset value per share                                   $10.08
Offering price per share $10.08/(1-4.75%)                   $10.58

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $4,853,635)         479,034
Net asset value and offering price per share                $10.13



                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2000
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                               $ 2,689,424
                                                       -----------
     Total investment income                             2,689,424
                                                       -----------
EXPENSES
Investment advisory fee                                    198,686
Distribution fee, Class A                                  103,818
Distribution fee, Class B                                   26,253
Financial agent fee                                         57,512
Transfer agent                                              55,193
Printing                                                    37,231
Registration                                                12,327
Professional                                                12,256
Trustees                                                    12,250
Custodian                                                    6,126
Miscellaneous                                               16,216
                                                       -----------
     Total expenses                                        537,868
                                                       -----------
NET INVESTMENT INCOME                                    2,151,556
                                                       -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized  gain on securities                           170,456
Net change in unrealized appreciation (depreciation)
   on investments                                       (2,128,985)
                                                       -----------
NET LOSS ON INVESTMENTS                                 (1,958,529)
                                                       -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $   193,027
                                                       ===========

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                      5/31/00         YEAR ENDED
                                                                                    (UNAUDITED)        11/30/99
                                                                                    ------------     -------------
FROM OPERATIONS
   Net investment income (loss)                                                     $  2,151,556      $  4,420,473
   Net realized gain (loss)                                                              170,456        (2,973,183)
   Net change in unrealized appreciation (depreciation)                               (2,128,985)       (5,382,317)
                                                                                    ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           193,027        (3,935,027)
                                                                                    ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (1,918,464)       (4,019,480)
   Net investment income, Class B                                                       (101,800)         (222,784)
   In excess of net investment income, Class A                                                --          (713,626)
   In excess of net investment income, Class B                                                --           (39,554)
                                                                                    ------------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (2,020,264)       (4,995,444)
                                                                                    ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (886,444 and 1,486,070 shares, respectively)          8,989,400        15,836,073
   Net asset value of shares issued from reinvestment of distributions
     (103,685 and 241,813 shares, respectively)                                        1,052,270         2,604,501
   Cost of shares repurchased (1,817,481 and 2,685,504 shares, respectively)         (18,476,363)      (28,673,824)
                                                                                    ------------      ------------
Total                                                                                 (8,434,693)      (10,233,250)
                                                                                    ------------      ------------
CLASS B
   Proceeds from sales of shares (74,922 and 131,152 shares, respectively)               769,596         1,434,341
   Net asset value of shares issued from reinvestment of distributions
     (3,940 and 9,781 shares, respectively)                                               40,182           105,939
   Cost of shares repurchased (146,095 and 216,909 shares, respectively)              (1,495,866)       (2,327,791)
                                                                                    ------------      ------------
Total                                                                                   (686,088)         (787,511)
                                                                                    ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (9,120,781)      (11,020,761)
                                                                                    ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                             (10,948,018)      (19,951,232)

NET ASSETS
   Beginning of period                                                                94,420,357       114,371,589
                                                                                    ------------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)
     AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF $60,348 AND
     ($70,944), RESPECTIVELY]                                                       $ 83,472,339      $ 94,420,357
                                                                                    ============      ============

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                 -------------------------------------------------------------------------
                                                 SIX MONTHS
                                                    ENDED                         YEAR ENDED NOVEMBER 30
                                                   5/31/00   -------------------------------------------------------------
                                                 (UNAUDITED)     1999        1998        1997        1996        1995
Net asset value, beginning of period              $10.29       $11.21        $11.17       $11.28       $11.40       $10.09
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                     0.25         0.52          0.57         0.59         0.60         0.61
   Net realized and unrealized gain (loss)         (0.23)       (0.92)         0.20         0.05        (0.12)        1.34
                                                  ------       ------        ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS               0.02        (0.40)         0.77         0.64         0.48         1.95
                                                  ------       ------        ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            (0.23)       (0.44)        (0.53)       (0.59)       (0.60)       (0.61)
   Dividends in excess of net investment income       --        (0.08)        (0.11)          --           --           --
   Dividends from net realized gains                  --           --         (0.09)       (0.16)          --        (0.03)
                                                  ------       ------        ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                           (0.23)       (0.52)        (0.73)       (0.75)       (0.60)       (0.64)
                                                  ------       ------        ------       ------       ------       ------
Change in net asset value                          (0.21)       (0.92)         0.04        (0.11)       (0.12)        1.31
                                                  ------       ------        ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                    $10.08       $10.29        $11.21       $11.17       $11.28       $11.40
                                                  ======       ======        ======       ======       ======       ======
Total return(1)                                     0.24%(3)    (3.66)%        5.75%        6.04%        4.30%       19.87%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $78,619      $88,770      $107,371     $122,763     $136,558     $147,821

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                               1.17%(2)     1.01%         0.97%        0.96%        0.94%        0.97%
   Net investment income (loss)                     4.92%(2)     4.25%         4.77%        5.36%        5.42%        5.65%
Portfolio turnover                                     7%(3)       18%           14%          15%          27%          25%


                                                                                 CLASS B
                                                -------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                        YEAR ENDED NOVEMBER 30
                                                  5/31/00   -------------------------------------------------------------
                                                (UNAUDITED)     1999        1998         1997         1996        1995
Net asset value, beginning of period             $10.34       $11.25       $11.22       $11.32       $11.44       $10.12
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                    0.21         0.45         0.48         0.50         0.52         0.53
   Net realized and unrealized gain (loss)        (0.22)       (0.93)        0.19         0.06        (0.12)        1.35
                                                 ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             (0.01)       (0.48)        0.67         0.56         0.40         1.88
                                                 ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           (0.20)       (0.37)       (0.45)       (0.50)       (0.52)       (0.53)
   Dividends in excess of net investment income      --        (0.06)       (0.10)          --           --           --
   Dividends from net realized gains                 --           --        (0.09)       (0.16)          --        (0.03)
                                                 ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                          (0.20)       (0.43)       (0.64)       (0.66)       (0.52)       (0.56)
                                                 ------       ------       ------       ------       ------       ------
Change in net asset value                         (0.21)       (0.91)        0.03        (0.10)       (0.12)        1.32
                                                 ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $10.13       $10.34       $11.25       $11.22       $11.32       $11.44
                                                 ======       ======       ======       ======       ======       ======
Total return(1)                                  (0.12)%(3)    (4.35)%       4.97%        5.13%        3.60%       19.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)         $4,854       $5,651       $7,001       $5,797       $4,762       $3,142

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                              1.93%(2)     1.76%        1.69%        1.71%        1.69%        1.72%
   Net investment income (loss)                    4.15%(2)     3.51%        3.98%        4.60%        4.68%        4.90%
Portfolio turnover                                    7%(3)       18%          14%          15%          27%          25%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                           INVESTMENTS AT MAY 31, 2000
                                   (UNAUDITED)

                                                          SHARES    VALUE
                                                          ------  ----------

COMMON STOCKS--87.4%

ALUMINUM--2.9%
Alcoa, Inc. ........................................       2,770  $  161,872

BEVERAGES (ALCOHOLIC)--2.9%
Anheuser-Busch Cos., Inc. ..........................       2,110     163,525

BROADCASTING (TELEVISION, RADIO & CABLE)--3.0%
AMFM, Inc.(b) ......................................       2,440     165,310

COMMUNICATIONS EQUIPMENT--3.8%
General Motors Corp. Class H(b) ....................       2,170     213,610

COMPUTERS (HARDWARE)--6.3%
International Business Machines Corp. ..............       1,330     142,726
Sun Microsystems, Inc.(b) ..........................       2,780     213,018
                                                                  ----------
                                                                     355,744
                                                                  ----------

COMPUTERS (NETWORKING)--4.0%
Cisco Systems, Inc.(b) .............................       3,950     225,150

ELECTRICAL EQUIPMENT--3.9%
General Electric Co. ...............................       4,200     221,025

ELECTRONICS (SEMICONDUCTORS)--8.0%
Intel Corp. ........................................       1,890     235,541
Texas Instruments, Inc. ............................       2,920     210,970
                                                                  ----------
                                                                     446,511
                                                                  ----------

ENTERTAINMENT--2.6%
Walt Disney Co. (The) ..............................       3,510     148,078

EQUIPMENT (SEMICONDUCTORS)--3.3%
Applied Materials, Inc.(b) .........................       2,240     187,040

FINANCIAL (DIVERSIFIED)--4.1%
Citigroup, Inc. ....................................       3,730     231,960

HEALTH CARE (DIVERSIFIED)--3.0%
Johnson & Johnson ..................................       1,880     168,260

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--4.9%
Lilly (Eli) & Co. ..................................       2,090     159,101
Pfizer, Inc. .......................................       2,640     117,645
                                                                  ----------
                                                                     276,746
                                                                  ----------



                                                          SHARES    VALUE
                                                          ------  ----------

HEALTH CARE (HOSPITAL MANAGEMENT)--2.3%
Hca-The Healthcare Company .........................       4,820  $  130,140

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.6%
Colgate-Palmolive Co. ..............................       2,720     143,140

INSURANCE (MULTI-LINE)--3.5%
American International Group, Inc. .................       1,750     196,984

INVESTMENT BANKING/BROKERAGE--3.4%
Schwab (Charles) Corp. (The) .......................       6,705     192,769

OIL & GAS (DRILLING & EQUIPMENT)--4.1%
Halliburton Co. ....................................       4,460     227,460

OIL (INTERNATIONAL INTEGRATED)--3.3%
Exxon Mobil Corp. ..................................       2,190     182,454

PAPER & FOREST PRODUCTS--2.0%
Champion International Corp. .......................       1,500     109,500

RETAIL (BUILDING SUPPLIES)--2.9%
Lowe's Cos., Inc. ..................................       3,430     159,709

RETAIL (GENERAL MERCHANDISE)--4.3%
Wal-Mart Stores, Inc. ..............................       4,210     242,601

SERVICES (DATA PROCESSING)--2.9%
Automatic Data Processing, Inc. ....................       2,990     164,263

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.4%
Nextel Communications, Inc. Class A(b) .............       2,070     191,734

----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $4,805,540)                                       4,905,585
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--4.3%

COMMUNICATIONS EQUIPMENT--4.3%
Nokia Oyj Sponsored ADR (Finland) ..................       4,660     242,320

----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $239,977)                                           242,320
----------------------------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS--91.7%
(IDENTIFIED COST $5,045,517)                                       5,147,905
----------------------------------------------------------------------------


                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                                                  STANDARD  PAR
                                                  & POOR'S VALUE
                                                   RATING  (000)    VALUE
                                                   ------- -----  ----------

SHORT-TERM OBLIGATIONS--24.9%

COMMERCIAL PAPER--24.9%
Koch Industries, Inc. .............................
6.77%, 6/1/00 .....................................  A-1+  $ 280  $  280,000

Lexington Parker Capital Co. LLC
6.80%, 6/1/00 .....................................  A-1+    280     280,000

Dupont (E.I.) de Nemours & Co. ....................
6.48%, 6/6/00 .....................................  A-1+    270     269,757

Procter & Gamble Co. 6.48%, 6/14/00 ...............  A-1+    250     249,415

Potomac Electric Power Co. ........................
6.48%, 6/15/00 ....................................  A-1+    155     154,609

Honeywell International, Inc. .....................
6.48%, 6/16/00 ....................................  A-1+    163     162,560
                                                                  ----------
                                                                   1,396,341
                                                                  ----------

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,396,341)                                       1,396,341
----------------------------------------------------------------------------


TOTAL INVESTMENTS--116.6%
(IDENTIFIED COST $6,441,858)                                       6,544,246(a)

Cash and receivables, less liabilities--(16.6%)                     (932,101)

                                                                  ----------
NET ASSETS--100.0%                                                $5,612,145
                                                                  ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $324,791 and gross depreciation of $220,755 for federal income tax purposes. At May 31, 2000, the aggregate cost of securities for federal income tax purposes was $6,440,210.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2000
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $6,441,858)                        $6,544,246
Cash                                                       53,039
Receivables
   Fund shares sold                                        48,386
   Receivable from advisor                                 16,336
   Dividends                                                2,772
                                                       ----------
     Total assets                                       6,664,779
                                                       ----------
LIABILITIES
Payables
   Investment securities purchased                      1,011,658
   Transfer agent fee                                      11,747
   Financial agent fee                                      5,813
   Trustees' fee                                            5,622
   Distribution fee                                         2,102
Accrued expenses                                           15,692
                                                       ----------
     Total liabilities                                  1,052,634
                                                       ----------
NET ASSETS                                              5,612,145
                                                       ----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest        5,676,016
Undistributed net investment income                         5,214
Accumulated net realized loss                            (171,473)
Net unrealized appreciation                               102,388
                                                       ----------
NET ASSETS                                             $5,612,145
                                                       ==========
CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $3,518,449)        354,263
Net asset value per share                                  $ 9.93
Offering price per share $9.93/(1-5.75%)                   $10.54

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $538,499)           54,313
Net asset value and offering price per share               $ 9.91

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited  authorization (Net Assets  $1,383,282)      139,543
Net asset value and offering  price  per  share            $ 9.91

CLASS  X
Shares  of  beneficial  interest outstanding, $1 par value,
   unlimited authorization (Net Assets $171,915)           17,303
Net asset value and offering price per share               $ 9.94



                             STATEMENT OF OPERATIONS
                          FROM INCEPTION MARCH 1, 2000
                                 TO MAY 31, 2000
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                 $ 15,000
Dividends                                                   5,799
Foreign taxes withheld                                        (70)
                                                         --------
     Total investment income                               20,729
                                                         --------
EXPENSES
Investment advisory fee                                     7,750
Distribution fee, Class A                                   1,946
Distribution fee, Class B                                     712
Distribution fee, Class C                                   1,521
Financial agent fee                                        12,061
Transfer agent                                             20,765
Registration                                                8,866
Trustees                                                    5,622
Professional                                                4,813
Printing                                                    2,654
Custodian                                                   2,201
Miscellaneous                                               1,858
                                                         --------
     Total expenses                                        70,769
     Less expenses borne by investment advisor            (55,254)
                                                         --------
     Net expenses                                          15,515
                                                         --------
NET INVESTMENT INCOME                                       5,214
                                                         --------

NET REALIZED AND  UNREALIZED  GAIN (LOSS) ON  INVESTMENTS
Net realized  loss on securities                         (171,473)
Net change in unrealized appreciation
    on investments                                        102,388
                                                         --------
NET LOSS ON INVESTMENTS                                   (69,085)
                                                         --------
NET DECREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                                      $(63,871)
                                                         ========

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   FROM INCEPTION
                                                                                  3/1/00 TO 5/31/00
                                                                                     (UNAUDITED)
                                                                                  -----------------
FROM OPERATIONS
   Net investment income (loss)                                                      $    5,214
   Net realized gain (loss)                                                            (171,473)
   Net change in unrealized appreciation (depreciation)                                 102,388
                                                                                     ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          (63,871)
                                                                                     ----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of 359,338 shares                                              3,611,478
   Cost of 5,075 shares repurchased                                                     (54,960)
                                                                                     ----------
Total                                                                                 3,556,518
                                                                                     ----------
CLASS B
   Proceeds from sale of 54,313 shares                                                  550,280
                                                                                     ----------
Total                                                                                   550,280
                                                                                     ----------
CLASS C
   Proceeds from sale of 140,256 shares                                               1,404,636
   Cost of 713 shares repurchased                                                        (7,223)
                                                                                     ----------
Total                                                                                 1,397,413
                                                                                     ----------
CLASS X
   Proceeds from sale of 17,303 shares                                                  171,805
                                                                                     ----------
Total                                                                                   171,805
                                                                                     ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          5,676,016
                                                                                     ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                              5,612,145

NET ASSETS
   Beginning of period                                                                       --
                                                                                     ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF $5,214)    $5,612,145
                                                                                     ==========

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                             CLASS A           CLASS B           CLASS C         CLASS X
                                                            --------------------------------------------------------------
                                                              FROM              FROM              FROM            FROM
                                                            INCEPTION         INCEPTION         INCEPTION       INCEPTION
                                                            3/1/00 TO         3/1/00 TO         3/1/00 TO       3/1/00 TO
                                                             5/31/00           5/31/00           5/31/00         5/31/00
                                                           (UNAUDITED)       (UNAUDITED)       (UNAUDITED)     (UNAUDITED)
Net asset value, beginning of period                           $10.00           $10.00           $10.00          $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                         0.01               --               --            0.02
   Net realized and unrealized loss                             (0.08)           (0.09)           (0.09)          (0.08)
                                                               ------           ------           ------          ------
     TOTAL FROM INVESTMENT OPERATIONS                           (0.07)           (0.09)           (0.09)          (0.06)
                                                               ------           ------           ------          ------
LESS DISTRIBUTIONS
   Dividends from net investment income                            --               --               --              --
   Dividends from net realized gains                               --               --               --              --
                                                               ------           ------           ------          ------
     TOTAL DISTRIBUTIONS                                           --               --               --              --
                                                               ------           ------           ------          ------
Change in net asset value                                       (0.07)           (0.09)           (0.09)          (0.06)
                                                               ------           ------           ------          ------
NET ASSET VALUE, END OF PERIOD                                 $ 9.93           $ 9.91           $ 9.91          $ 9.94
                                                               ======           ======           ======          ======
Total return(1)                                                 (0.70)%(3)       (0.90)%(3)       (0.90)%(3)      (0.60)%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                       $3,518           $  538           $1,383          $  172

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                         1.35 %(2)        2.10 %(2)        2.10 %(2)       1.10 %(2)
   Net investment income (loss)                                  0.66 %(2)       (0.13)%(2)       (0.10)%(2)       0.88 %(2)
Portfolio turnover                                                 10 %(3)          10 %(3)          10 %(3)         10 %(3)

(1) Maximum sales charges are not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 6.77% for Class A, 7.27% for Class B, 7.12% for Class C and 6.62% for Class X, for the period ended May 31, 2000.

                        See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000 (UNAUDITED)



1. SIGNIFICANT ACCOUNTING POLICIES

   The Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, five Funds are offered for sale: International Fund, Real Estate Securities Fund, Emerging Markets Bond Fund, Tax-Exempt Bond Fund and Tax Sensitive Growth Fund. Each Fund has distinct investment objectives. The International Fund seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Fund seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Fund seeks to achieve high current income with a secondary objective of long-term capital appreciation. The Tax-Exempt Bond Fund seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Tax Sensitive Growth Fund seeks as its investment objective appreciation of capital consistent with maximizing after-tax returns.

   The Trust offers both Class A and Class B shares on each Fund. Additionally, the Trust offers two additional classes of shares, Class C on International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund and Class X on Tax Sensitive Growth Fund. Class X shares are sold without a sales charge. Effective April 3, 2000 Class A shares of International, Real Estate Securities and Tax Sensitive Growth Fund are sold with a front-end sales charge of up to 5.75%. Prior to that date, the maximum sales charge for those funds was 4.75%. Class A shares of the Emerging Markets Bond and Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis. The Trust does not amortize premiums but does amortize discounts except for the Tax-Exempt Bond Fund which amortizes both premiums and discounts over the life of the respective securities using the effective interest method.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000 (UNAUDITED) (CONTINUED)

as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.


F. FORWARD CURRENCY CONTRACTS:

   The International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.


G. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Real Estate Securities Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.


H. OPTIONS:

   Each Fund (other than Real Estate Securities Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Funds may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.


I. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.


J. SECURITY LENDING:

   The Trust (with the exception of the Real Estate Securities Fund) loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian) and Brown Brothers Harriman, custodian for the International Fund. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000 (UNAUDITED) (CONTINUED)

by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 2000, the Trust had no securities on loan.


K. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Insurance Company ("PHL") and Duff & Phelps Investment Management Co. ("DPIM"), an indirect wholly-owned subsidiary of PHL, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                      1st       $1-2      $2 +
                                  $1 Billion   Billion   Billion
                                  ----------   -------   -------
International Fund ..............      0.75%    0.70%      0.65%
Real Estate Securities Fund .....      0.75%    0.70%      0.65%
Emerging Markets Bond Fund ......      0.75%    0.70%      0.65%
Tax-Exempt Bond Fund ............      0.45%    0.40%      0.35%
Tax Sensitive Growth Fund .......      0.75%    0.70%      0.65%

   DPIM has agreed to voluntarily reimburse the Real Estate Securities Fund through March 31, 2001, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% of the average daily net assets for Class A shares, and 2.05% of the average daily net assets for Class B shares.

   PIC has agreed to voluntarily reimburse the Tax Sensitive Growth Fund through March 31, 2001, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.10% of the average daily net assets for Class X Shares, 1.35% of the average daily net assets for Class A shares, 2.10% of the average daily net assets for Class B shares and 2.10% of the average daily net assets for Class C shares.

   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the International Fund, Aberdeen is a subsidiary of Aberdeen Asset Management PLC. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix International Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Seneca Capital Management LLC ("Seneca") is subadvisor to the Tax Sensitive Growth Fund, a majority of the equity interests of Seneca is owned by Phoenix Investment Partners, Ltd. For its services, Seneca is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix Tax Sensitive Growth Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Phoenix Equity Planning Corporation ("PEPCO") an indirect majority-owned subsidiary of PHL, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $25,152 for Class A shares and deferred sales charges of $241,522 for Class B shares and $11,966 for Class C shares for the six months ended May 31, 2000. In addition, each Portfolio pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Portfolio. The distributor has advised the Trust that of the total amount expensed for the six months ended May 31, 2000, $508,978 was retained by the Distributor and $366,374 was paid out to unaffiliated Participant and $60,573 was paid to W.S. Griffith, an indirect subsidiary of PHL.

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 2000, transfer agent fees were $410,692 of which PEPCO retained $227,636 which is net of fees paid to State Street.

   At May 31, 2000 PHL and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2000 (UNAUDITED) (CONTINUED)

                                                Aggregate
                                                Net Asset
                                      Shares     Value
                                    ---------  ----------
International Fund
        --Class C ..................    9,308  $  115,233
Real Estate Securities Fund
        --Class A ..................  556,076   6,989,875
        --Class B ..................   13,179     164,342
Emerging Markets Bond Fund
        --Class A ..................  461,556   3,503,210
        --Class B ..................   17,508     130,960
Tax-Exempt Bond Fund
        --Class A ..................      286       2,883
Tax-Sensitive Growth Fund
        --Class A ..................  270,000   2,681,100
        --Class B ..................   10,000      99,100
        --Class C ..................   10,000      99,100
        --Class X ..................   10,000      99,400


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended May 31, 2000 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                         Purchases       Sales
                                       ------------  ------------
International Fund .................  $ 50,075,317   $ 59,632,475
Real Estate Securities Fund ........     1,400,244      4,635,260
Emerging Markets Bond Fund .........   204,330,750    216,853,273
Tax-Exempt Bond Fund ...............     5,790,640     15,819,348
Tax Sensitive Growth Fund ..........     5,607,700        390,710


4. CREDIT RISK

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts. Given the uncertain economic condition of Russia and the defaults that have occurred, there is no guarantee that continued payments on Russian government bonds will be made.


5. CAPITAL LOSS CARRYOVERS

   The following Funds have capital loss carryovers which may be used to offset future capital gains.

                        Real Estate     Emerging        Tax-Exempt
                        Securities       Markets           Bond
Expiration Date            Fund           Fund             Fund
----------------       -----------     -----------      ----------
2006 .................  $   70,513     $42,839,795      $  381,648
2007 .................   1,889,262       3,990,182       2,973,348
                        ----------     -----------      ----------
   Total .............  $1,959,775     $46,829,977      $3,354,996
                        ==========     ===========      ==========


This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

RESULTS OF SHAREHOLDER MEETING (UNAUDITED)


Special meetings of Shareholders of the Phoenix Multi-Portfolio Fund were held on May 16, 2000 and May 31, 2000 to approve the following matters:

       1. Approve a new Rule 12b-1 Distribution Plan for Class B Shares

       2. Approve a new Rule 12b-1 Distribution Plan for Class C Shares

On the record date for these meetings, the shares outstanding and percentage of the shares outstanding and entitled to vote that were present by proxy were as follows:

CLASS OF SHARES                                               SHARES OUTSTANDING    PERCENTAGE PRESENT BY PROXY
---------------                                               ------------------    --------------------------
Phoenix-Aberdeen International Fund Class B                       1,937,371                  50.39%
Phoenix-Aberdeen International Fund Class C                         151,237                  50.06%
Phoenix-Duff & Phelps Real Estate Securities Fund Class B         1,019,482                  51.55%
Phoenix-Goodwin Emerging Markets Bond Fund Class B                7,847,071                  54.27%
Phoenix-Goodwin Emerging Markets Bond Fund Class C                  301,942                  54.65%
Phoenix-Goodwin Tax-Exempt Bond Fund Class B                        494,206                  58.64%
Phoenix-Seneca Tax Sensitive Growth Fund Class B                     11,712                  85.38%
Phoenix-Seneca Tax Sensitive Growth Fund Class C                     15,466                  81.96%

NUMBER OF VOTES

1.  Approve a new Rule 12b-1 Distribution Plan for Class B Shares        FOR          AGAINST       ABSTAIN
                                                                      ----------     ---------     ---------
    Phoenix-Aberdeen International Fund Class B                          884,075        33,143       59,046
    Phoenix-Duff & Phelps Real Estate Securities Fund Class B            475,734        17,613       32,239
    Phoenix-Goodwin Emerging Markets Bond Fund Class B                 3,825,496       211,118      222,098
    Phoenix-Goodwin Tax-Exempt Bond Fund Class B                         245,894        25,809       18,112
    Phoenix-Seneca Tax Sensitive Growth Fund Class B                      10,000            --           --

2.  Approve a new Rule 12b-1 Distribution Plan for Class C Shares        FOR          AGAINST       ABSTAIN
                                                                      ----------     ---------     ---------
    Phoenix-Aberdeen International Fund Class C                           72,068         2,360        1,284
    Phoenix-Goodwin Emerging Markets Bond Fund Class C                   165,004            --           --
    Phoenix-Seneca Tax Sensitive Growth Fund Class C                      10,000            --        2,676

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301


TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Ron K. Jacks, Vice President
Peter S. Lannigan, Vice President
Richard D. Little, Vice President
William R. Moyer, Vice President
Michael Schatt, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Real Estate Securities Fund)
55 East Monroe Street, Suite 3600
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(Phoenix-Aberdeen International Fund)
40 Water Street
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, CT 06083-2200

HOW TO CONTACT US
The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926
WWW.PHOENIXINVESTMENTS.COM

Phoenix Equity Planning Corporation
PO Box 2200
Enfield CT 06083-2200
                                                         PRSRT STD
                                                       U.S. Postage
                                                           PAID
                                                          Andrew
                                                        Associates

[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS



For more  information  about
Phoenix  mutual funds,  please call
your  financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com.







PXP 490A (7/00)